AMENDED
                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387
                                   ---------

                        FRANKLIN MUTUAL SERIES FUND INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2702
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (210) 912-2100
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/05
                         ---------

ITEM 1. SCHEDULE OF INVESTMENTS.




Franklin Mutual Series Fund, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Mutual Shares Fund ....................................................   3
Mutual Qualified Fund .................................................  13
Mutual Beacon Fund.....................................................  23
Mutual Discovery Fund..................................................  32
Mutual European Fund...................................................  43
Mutual Financial Services Fund.........................................  48
Notes to Statements of Investments ....................................  52




                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      Franklin o Templeton o MUTUAL SERIES



                                         Quarterly Statements of Investments | 1

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Franklin Mutual Series Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                              COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 72.9%
      AEROSPACE & DEFENSE 0.6%
      Gencorp Inc. ............................................    United States         1,000,000         $    20,000,000
      Northrop Grumman Corp. ..................................    United States           988,300              53,348,434
      United Defense Industries Inc. ..........................    United States           103,100               7,569,602
                                                                                                           ----------------
                                                                                                                80,918,036
                                                                                                           ----------------

      AIRLINES 0.6%
    a Ace Aviation Holdings Inc. ..............................       Canada             2,373,759              74,385,436
a,b,c Air Canada Inc., Contingent Distribution ................       Canada           537,421,436                      --
                                                                                                           ----------------
                                                                                                                74,385,436
                                                                                                           ----------------

      BEVERAGES 2.6%
      Brown-Forman Corp., A ...................................    United States           125,460               6,906,573
      Brown-Forman Corp., B ...................................    United States           606,036              33,180,471
      Coca-Cola Enterprises Inc. ..............................    United States         1,966,000              40,342,320
      Diageo PLC ..............................................   United Kingdom        16,147,856             227,662,400
      Heineken Holding NV, A ..................................     Netherlands            954,491              29,484,880
                                                                                                           ----------------
                                                                                                               337,576,644
                                                                                                           ----------------

      CAPITAL MARKETS 1.1%
      Bear Stearns Cos. Inc. ..................................    United States           583,404              58,282,060
      Leucadia National Corp. .................................    United States         2,326,843              79,927,057
                                                                                                           ----------------
                                                                                                               138,209,117
                                                                                                           ----------------

      COMMERCIAL BANKS 3.5%
      Allied Irish Banks PLC ..................................       Ireland            7,670,230             160,378,531
      Bank of Ireland .........................................       Ireland            5,404,128              85,395,072
      BNP Paribas SA ..........................................       France               536,357              37,996,850
a,d,e Centennial Bank Holdings Inc. ...........................    United States         3,845,467              41,338,770
    a Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .........        Japan            21,748,280              21,748,280
      Danske Bank .............................................       Denmark            2,253,600              65,378,846
a,d,e Elephant Capital Holdings Ltd. ..........................        Japan                25,721              34,208,563
                                                                                                           ----------------
                                                                                                               446,444,912
                                                                                                           ----------------

      COMMERCIAL SERVICES & SUPPLIES 1.1%
    a Comdisco Holding Co., Inc. ..............................    United States               790                  14,417
    b Comdisco, Contingent Distribution .......................    United States        95,431,240                      --
      Republic Services Inc. ..................................    United States         3,079,150             103,089,942
  a,b Safety Kleen Corp., Contingent Distribution .............    United States         1,085,000                      --
    a United Stationers Inc. ..................................    United States           770,200              34,851,550
                                                                                                           ----------------
                                                                                                               137,955,909
                                                                                                           ----------------

      COMPUTERS & PERIPHERALS 0.0%
  a,d DecisionOne Corp. .......................................    United States           457,492                      --
                                                                                                           ----------------

      CONSTRUCTION MATERIALS 0.4%
      Martin Marietta Materials Inc. ..........................    United States           927,950              51,890,964
                                                                                                           ----------------

      CONTAINERS & PACKAGING 1.0%
      Temple-Inland Inc. ......................................    United States         1,783,700             129,407,435
                                                                                                           ----------------





                                         Quarterly Statements of Investments | 3

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                              COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
      DIVERSIFIED FINANCIAL SERVICES 1.2%
      Brascan Corp., A ........................................       Canada             3,716,100         $   140,415,702
      London Stock Exchange PLC ...............................   United Kingdom           994,489               8,528,138
    b Marconi Corp., Contingent Distribution ..................   United Kingdom        77,739,439                      --
                                                                                                           ----------------
                                                                                                               148,943,840
                                                                                                           ----------------

      DIVERSIFIED TELECOMMUNICATION SERVICES 2.8%
a,d,e,f AboveNet Inc. .........................................   United States            763,805              18,303,365
a,b,d,f AboveNet Inc., Contingent Distribution ................   United States        106,869,000                     --
a,d,e,f AboveNet Inc., wts., 9/08/08 ..........................   United States             25,659                 205,272
a,d,e,f AboveNet Inc., wts., 9/08/10 ..........................   United States             30,186                 144,893
      BCE Inc. ................................................       Canada             1,105,000              27,637,562
    b Global Crossing Holdings Ltd., Contingent Distribution ..    United States       105,649,309                 132,062
      Koninklijke KPN NV ......................................     Netherlands          3,088,868              27,628,157
      MCI Inc. ................................................    United States         1,743,298              43,442,986
    a NTL Inc. ................................................   United Kingdom         1,824,748             116,181,705
    a Sprint Corp., May 25.00 Calls, 5/21/05 ..................    United States             1,816                  54,480
  a,b Telewest Communications PLC, Contingent Distribution ....   United Kingdom       120,209,615                      --
  a,b Telewest Finance Ltd., Contingent Distribution ..........   United Kingdom        12,987,000                      --
    a Telewest Global Inc. ....................................   United Kingdom         7,073,342             125,834,754
                                                                                                           ----------------
                                                                                                               359,565,236
                                                                                                           ----------------

      ELECTRIC UTILITIES 0.2%
      E.ON AG .................................................       Germany              227,650              19,506,196
                                                                                                           ----------------

      FOOD & STAPLES RETAILING 0.4%
    a Kroger Co. ..............................................    United States         2,160,070              34,625,922
    a Neighborcare Inc. .......................................    United States           480,173              14,045,060
                                                                                                           ----------------
                                                                                                                48,670,982
                                                                                                           ----------------

      FOOD PRODUCTS 5.3%
      Cadbury Schweppes PLC ...................................   United Kingdom        12,700,586             127,334,698
      General Mills Inc. ......................................    United States         1,037,600              50,998,040
      Groupe Danone ...........................................       France             1,000,186              99,509,062
      Nestle SA ...............................................     Switzerland            653,170             178,690,756
      Orkla ASA ...............................................       Norway             6,175,790             226,083,769
      Unilever NV .............................................     Netherlands             99,387               6,763,825
                                                                                                           ----------------
                                                                                                               689,380,150
                                                                                                           ----------------

      HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
      Guidant Corp. ...........................................    United States           729,600              53,917,440
      Hillenbrand Industries Inc. .............................    United States           959,800              53,240,106
                                                                                                           ----------------
                                                                                                               107,157,546
                                                                                                           ----------------

      HEALTH CARE PROVIDERS & SERVICES 1.0%
    a Accredo Health Inc. .....................................    United States           399,900              17,759,559
a,d,f Kindred Healthcare Inc. .................................    United States         2,380,966              79,393,311
a,d,f Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 .......    United States             1,146                  29,825
a,d,f Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ......    United States               568                   5,175
a,d,f Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ......    United States             1,724                  15,688


4 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                              COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
      HEALTH CARE PROVIDERS & SERVICES (CONT.)
a,d,f Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ......    United States             5,748         $        65,240
a,d,f Kindred Healthcare Inc., wts., Series A, 4/20/06 ........    United States           211,977               8,105,471
a,d,f Kindred Healthcare Inc., wts., Series B, 4/20/06 ........    United States           529,943              18,320,394
                                                                                                           ----------------
                                                                                                               123,694,663
                                                                                                           ----------------

      HOTELS RESTAURANTS & LEISURE 0.2%
    a Caesars Entertainment Inc. ..............................    United States           660,412              13,069,554
  a,d FHC Delaware Inc. .......................................    United States           784,457               2,726,694
      Mandalay Resort Group ...................................    United States           180,800              12,744,592
                                                                                                           ----------------
                                                                                                                28,540,840
                                                                                                           ----------------

      INDUSTRIAL CONGLOMERATES 0.6%
      Siemens AG ..............................................       Germany              986,794              77,863,385
                                                                                                           ----------------

      INSURANCE 12.3%
    a Alleghany Corp. .........................................    United States           341,815              94,682,827
    a Berkshire Hathaway Inc., A ..............................    United States             1,590             138,330,000
    a Berkshire Hathaway Inc., B ..............................    United States           160,340             457,931,040
    a Conseco Inc. ............................................    United States         3,742,800              76,427,976
      Hartford Financial Services Group Inc. ..................    United States         1,148,100              78,713,736
      Montpelier Re Holdings Ltd. .............................       Bermuda              459,289              16,144,008
      Nationwide Financial Services Inc., A ...................    United States         1,616,150              58,019,785
      Old Republic International Corp. ........................    United States         4,881,042             113,679,468
  a,e Olympus Re Holdings Ltd. ................................       Bermuda              202,380              35,562,214
      Prudential Financial Inc. ...............................    United States           948,700              54,455,380
      St. Paul Travelers Cos. Inc. ............................    United States           358,729              13,176,116
    d White Mountains Insurance Group Inc. ....................    United States           740,448             450,562,608
                                                                                                           ----------------
                                                                                                             1,587,685,158
                                                                                                           ----------------

      LEISURE EQUIPMENT & PRODUCTS 0.3%
      Mattel Inc. .............................................    United States         1,576,300              33,654,005
                                                                                                           ----------------

      MACHINERY 0.4%
    d Federal Signal Corp. ....................................    United States         3,057,600              46,383,792
    a Joy Global Inc. .........................................    United States            62,370               2,186,692
a,d,e Lancer Industries Inc., B ...............................    United States                 3               2,440,923
                                                                                                           ----------------
                                                                                                                51,011,407
                                                                                                           ----------------

      MEDIA 6.5%
      Clear Channel Communications Inc. .......................    United States         2,425,400              83,603,538
    a Comcast Corp., A ........................................    United States           393,900              13,156,260
      Dow Jones & Co. Inc. ....................................    United States           261,810               9,783,840
      E.W. Scripps Co., A .....................................    United States         2,178,650             106,209,188
      EchoStar Communications Corp., A ........................    United States         1,277,791              37,375,387
      Hollinger International Inc. ............................    United States         1,929,706              18,930,420
    a Liberty Media Corp., A ..................................    United States        14,398,624             149,313,731
      Meredith Corp. ..........................................    United States         1,036,335              48,448,661
      News Corp. Ltd., A ......................................    United States         4,866,322              82,338,168



                                         Quarterly Statements of Investments | 5

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                              COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
      MEDIA (CONT.)
      Omnicom Group Inc. ......................................    United States           432,800         $    38,311,456
  a,d TVMAX Holdings Inc. .....................................    United States           257,217                 257,217
      Viacom Inc., B ..........................................    United States           971,200              33,826,896
      Washington Post Co., B ..................................    United States           238,238             212,984,772
                                                                                                           ----------------
                                                                                                               834,539,534
                                                                                                           ----------------

      METALS & MINING 5.7%
      Anglo American PLC ......................................   United Kingdom         5,137,645             121,855,583
      Anglo American PLC, ADR .................................   United Kingdom             2,300                  54,970
      Barrick Gold Corp. ......................................       Canada               569,700              13,650,012
      Freeport McMoran Copper & Gold Inc., B ..................    United States         1,930,900              76,482,949
    a Glamis Gold Ltd. ........................................       Canada             1,424,300              22,116,131
      Gold Fields Ltd. ........................................    South Africa            642,754               7,463,051
      Goldcorp Inc. ...........................................       Canada             1,125,979              16,036,691
      Harmony Gold Mining Co. Ltd., ADR .......................    South Africa            933,000               7,277,400
a,d,e International Steel Group ...............................    United States         6,143,191             230,523,242
      Newmont Mining Corp. ....................................    United States         4,102,700             173,339,075
      Noranda Inc. ............................................       Canada             2,037,700              40,957,863
      Placer Dome Inc. ........................................       Canada             1,304,100              21,090,740
    a Randgold & Exploration Co. Ltd., ADR ....................    South Africa            321,060                 581,119
    a Wheaton River Minerals Ltd., wts., 5/30/07 ..............       Canada             1,819,489               4,031,775
                                                                                                           ----------------
                                                                                                               735,460,601
                                                                                                           ----------------

      MULTI-UTILITIES & UNREGULATED POWER 0.2%
      Northwestern Corp. ......................................    United States           703,758              18,558,098
  a,b Northwestern Corp., Contingent Distribution .............    United States        21,590,000               1,619,250
                                                                                                           ----------------
                                                                                                                20,177,348
                                                                                                           ----------------

      MULTILINE RETAIL 0.2%
      May Department Stores Co. ...............................    United States           780,400              28,890,408
                                                                                                           ----------------

      OIL & GAS 4.7%
  a,d Anchor Resources LLC ....................................    United States           123,013                      --
      BP PLC ..................................................   United Kingdom         5,707,068              59,159,881
      BP PLC, ADR .............................................   United Kingdom            46,400               2,895,360
    a Magnum Hunter Resources Inc. ............................    United States           331,000               5,332,410
      Oil & Natural Gas Corp. Ltd. ............................        India             2,308,558              46,660,093
  a,d Opti Canada .............................................       Canada             9,481,276             205,390,410
      Pogo Producing Co. ......................................    United States           618,700              30,464,788
      Statoil ASA .............................................       Norway             4,583,500              78,110,582
      Suncor Energy Inc. ......................................       Canada             2,072,700              83,511,241
      Total SA, B .............................................       France               380,938              89,132,273
                                                                                                           ----------------
                                                                                                               600,657,038
                                                                                                           ----------------

      PAPER & FOREST PRODUCTS 1.0%
      Abitibi-Consolidated Inc. ...............................       Canada             2,645,387              12,248,681
      Weyerhaeuser Co. ........................................    United States         1,641,100             112,415,350
                                                                                                           ----------------
                                                                                                               124,664,031
                                                                                                           ----------------



6 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                              COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
      PERSONAL PRODUCTS 0.2%
      Beiersdorf AG ...........................................       Germany              126,558         $    14,169,548
      Gillette Co. ............................................    United States           275,200              13,892,096
                                                                                                           ----------------
                                                                                                                28,061,644
                                                                                                           ----------------

      PHARMACEUTICALS 1.9%
      Fujisawa Pharmaceutical Co. Ltd. ........................        Japan             1,529,900              35,811,331
      Pfizer Inc. .............................................    United States           990,990              26,033,307
      Sanofi-Aventis ..........................................       France               689,026              58,101,372
      Valeant Pharmaceuticals International ...................    United States         3,520,835              79,289,204
      Wyeth ...................................................    United States         1,067,300              45,018,714
      Yamanouchi Pharmaceutical Co. Ltd. ......................        Japan                92,200               3,121,198
                                                                                                           ----------------
                                                                                                               247,375,126
                                                                                                           ----------------

      REAL ESTATE 2.1%
  a,d Alexander's Inc. ........................................    United States           326,675              78,892,013
    a Canary Wharf Group PLC ..................................   United Kingdom        14,262,931              77,092,553
      Fieldstone Investment Corp. .............................    United States         2,365,900              34,352,868
  a,e Security Capital European Realty ........................     Luxembourg              28,412                 177,575
      The St. Joe Co. .........................................    United States           853,035              57,409,256
      Ventas Inc. .............................................    United States         1,072,765              26,776,214
                                                                                                           ----------------
                                                                                                               274,700,479
                                                                                                           ----------------

      ROAD & RAIL 1.7%
      CSX Corp. ...............................................    United States           983,100              40,946,115
  d,e Florida East Coast Industries Inc. ......................    United States         4,423,071             178,497,453
                                                                                                           ----------------
                                                                                                               219,443,568
                                                                                                           ----------------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
      Samsung Electronics Co. Ltd. ............................     South Korea             91,400              45,093,661
                                                                                                           ----------------

      SOFTWARE 0.2%
    a Veritas Software Corp. ..................................    United States         1,259,600              29,247,912
                                                                                                           ----------------

      THRIFTS & MORTGAGE FINANCE 1.3%
      Hudson City Bancorp Inc. ................................    United States           982,336              35,904,381
      Sovereign Bancorp Inc. ..................................    United States         5,828,890             129,168,202
                                                                                                           ----------------
                                                                                                               165,072,583
                                                                                                           ----------------

      TOBACCO 10.4%
      Altadis SA ..............................................        Spain             7,776,607             318,048,236
      Altria Group Inc. .......................................    United States         2,479,677             162,146,079
      British American Tobacco PLC ............................   United Kingdom        25,341,243             446,834,988
      British American Tobacco PLC, ADR .......................   United Kingdom            70,550               2,491,120
      Imperial Tobacco Group PLC ..............................   United Kingdom         6,933,289             182,003,259
      Reynolds American Inc. ..................................    United States         2,778,000             223,879,020
                                                                                                           ----------------
                                                                                                             1,335,402,702
                                                                                                           ----------------

      WIRELESS TELECOMMUNICATION SERVICES 0.3%
    a Nextel Communications Inc., A ...........................    United States           914,500              25,990,090
    a Vast Solutions Inc., B1 .................................    United States            75,539                      --


                                         Quarterly Statements of Investments | 7

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                              COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
      WIRELESS TELECOMMUNICATION SERVICES (CONT.)
    a Vast Solutions Inc., B2 .................................    United States            75,539         $            --
    a Vast Solutions Inc., B3 .................................    United States            75,539                      --
    a Western Wireless Corp., A ...............................    United States           346,300              13,145,548
                                                                                                           ----------------
                                                                                                                39,135,638
                                                                                                           ----------------

      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $6,250,470,981)...................................                                              9,400,384,134
                                                                                                           ----------------

      PREFERRED STOCKS 0.3%
      DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%G
      PTV Inc., 10.00%, pfd., A ...............................   United Kingdom           199,565                 698,477
                                                                                                           ----------------

      ELECTRIC UTILITIES 0.0%G
    a Montana Power Co., 8.45%, pfd. ..........................    United States           109,220                 901,065
                                                                                                           ----------------

      FOOD PRODUCTS 0.0%G
      Unilever NV, pfd. .......................................     Netherlands          1,113,140                 144,296
                                                                                                           ----------------

      METALS & MINING 0.3%
a,d,e,f Esmark Inc., Series A, 10.00%, cvt., pfd. .............   United States             40,396              40,396,100
                                                                                                           ----------------
      TOTAL PREFERRED STOCKS (COST $42,457,626)................                                                 42,139,938
                                                                                                           ----------------

                                                                                     --------------------
                                                                                      PRINCIPAL AMOUNT H
                                                                                     --------------------
      CORPORATE BONDS & NOTES 1.7%
      Ace Aviation Holdings Inc., cvt., 4.25%, 6/01/35 ........       Canada             5,190,000 CAD           4,319,100
    d Anchor Resources LLC, 12.00%, 12/17/06 ..................    United States            57,551                  57,551
      Calpine Generating Co., 144A, FRN, 11.169%, 4/01/11 .....    United States        11,601,000              11,136,960
      Eurotunnel PLC,
        FRN, 6.149%, 12/31/18, Tier 2 .........................   United Kingdom        13,617,682 GBP          20,653,128
        FRN, 6.149%, 12/31/25, Tier 3 .........................   United Kingdom        53,591,168 GBP          38,993,441
      Participating Loan Note, 1.00%, 4/30/40 .................   United Kingdom         1,482,000 GBP             336,099
      Eurotunnel SA, FRN,
        3.44%, 12/31/18, Tier 2 (LIBOR) .......................       France             3,151,383 EUR           3,278,307
        3.44%, 12/31/25, Tier 3 (LIBOR) .......................       France            77,744,116 EUR          38,800,001
        3.438%, 12/31/18, Tier 2 (PIBOR) ......................       France             1,393,972 EUR           1,450,115
        3.438%, 12/31/25, Tier 3 (PIBOR) ......................       France            13,502,354 EUR           6,738,662
      Motor Coach Industries International Inc., FRN, 15.89%,
       10/01/08 ...............................................    United States        56,157,488              56,157,488
    e Seton House Finance Ltd., zero cpn., 2/07/12 ............   United Kingdom        90,451,691 EUR          29,899,254
    d TVMAX Holdings Inc., PIK,
        11.50%, 6/30/05 .......................................    United States           358,847                 358,847
        14.00%, 6/30/05 .......................................    United States         1,082,015               1,082,015
                                                                                                           ----------------
      TOTAL CORPORATE BONDS & NOTES (COST $241,832,862)........                                                213,260,968
                                                                                                           ----------------




8 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                              COUNTRY        PRINCIPAL AMOUNT H         VALUE
---------------------------------------------------------------------------------------------------------------------------
      BONDS & NOTES IN REORGANIZATION 2.2%
    i Adelphia Communications Corp.,
        9.25%, 10/01/02 .......................................    United States        11,465,000         $     9,716,587
        8.125%, 7/15/03 .......................................    United States         1,442,000               1,211,280
        7.50%, 1/15/04 ........................................    United States         3,750,000               3,075,000
        10.50%, 7/15/04 .......................................    United States         6,320,000               5,688,000
        9.875%, 3/01/05 .......................................    United States         2,564,000               2,217,860
        10.25%, 11/01/06 ......................................    United States        11,760,000              10,290,000
        9.875%, 3/01/07 .......................................    United States           366,000                 312,930
        8.375%, 2/01/08 .......................................    United States         9,037,000               7,681,450
        7.75%, 1/15/09 ........................................    United States        19,364,000              16,265,760
        7.875%, 5/01/09 .......................................    United States         7,952,000               6,600,160
        9.375%, 11/15/09 ......................................    United States         8,433,000               7,547,535
        10.875%, 10/01/10 .....................................    United States         7,041,000               6,266,490
        10.25%, 6/15/11 .......................................    United States         6,154,000               5,707,835
    i Aiken Cnty S C  Indl Rev Beloit, 6.00%, 12/01/11 ........    United States           775,000                      --
    i Armstrong Holdings Inc.,
        6.50%, 8/15/05 ........................................    United States         2,157,000               1,466,760
        9.75%, 4/15/08 ........................................    United States         4,047,000               2,751,960
        Revolver, 10/29/03 ....................................    United States         4,049,775               2,784,220
        Trade Claim ...........................................    United States        10,859,300               7,465,769
    i Century Communications Corp.,
        9.50%, 3/01/05 ........................................    United States         1,578,000               1,641,120
        8.875%, 1/15/07 .......................................    United States           559,000                 575,770
        8.75%, 10/01/07 .......................................    United States         3,666,000               3,684,330
        8.375%, 12/15/07 ......................................    United States           875,000                 888,125
        Series B, zero cpn., 1/15/08 ..........................    United States         8,769,000               5,217,555
        zero cpn., 3/15/03 ....................................    United States        14,005,000              12,814,575
  d,i DecisionOne Corp., Term Loan ............................    United States        13,775,874               3,443,969
    i Mirant Corp.,
        Tranche C Revolver, 4/01/04 ...........................    United States        12,866,601               9,312,203
        4 Year Revolver, 7/17/05 ..............................    United States         8,122,597               6,538,691
        364 Day Revolver, 7/16/03 .............................    United States        22,103,300              15,997,263
    i Owens Corning, Revolver, 6/26/02.........................    United States        45,918,354              49,362,231
    i Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 .    United States           385,000                      --
    i Safety Kleen Services, 9.25%, 6/01/08 ...................    United States            85,000                      42
    i Teco Panda,
        Bank Claim, 6/12/06                                        United States         3,669,320               2,311,672
        Bank Claim 92, 6/12/06 ................................    United States        28,209,808              19,464,768
        Bank Claim 103, 5/30/06 ...............................    United States         1,132,488               1,132,488
        Project L/C Loan Facility, 6/12/06 ....................    United States         3,639,934               2,511,554
    i Trump Atlantic,
        11.25%, 5/01/06 .......................................    United States        40,599,000              39,990,015
        Series B, 11.25%, 5/01/06 .............................    United States        11,898,000              11,719,530
        Series B, 144A, 11.25%, 5/01/06 .......................    United States           735,000                 723,975
                                                                                                           ----------------
      TOTAL BONDS & NOTES IN REORGANIZATION (COST $249,632,059)                                                284,379,472
                                                                                                           ----------------




                                         Quarterly Statements of Investments | 9

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                              COUNTRY    SHARES/PRINCIPAL AMOUNT H      VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMPANIES IN LIQUIDATION 0.1%
    a Apco Oil Corp. ..........................................    United States             9,200         $            --
  a,d City Investing Co. Liquidating Trust ....................    United States         4,373,476               8,309,604
  a,d MBOP Liquidating Trust ..................................    United States           574,712                      75
    a Peregrine Investments Holdings Ltd.,
        6.70%, 1/15/98 ........................................      Hong Kong          95,000,000 JPY              26,578
        6.70%, 6/30/00 ........................................      Hong Kong         250,000,000 JPY              69,943
        zero cpn., 1/22/98 ....................................      Hong Kong             500,000                  15,000
    a PIV Investment Finance (Cayman) Ltd. ....................      Hong Kong          22,710,000               1,362,600
    a United Cos. Financial Corp.,
        Bank Claim ............................................    United States           179,680                      --
        Revolver ..............................................    United States        45,581,514                      --
                                                                                                           ----------------
      TOTAL COMPANIES IN LIQUIDATION (COST $683,828)...........                                                  9,783,800
                                                                                                           ----------------


      GOVERNMENT AGENCIES 16.5%
  j,k Federal Home Loan Bank, 4/04/05 - 7/02/07 ...............    United States     2,005,388,000           1,918,059,681
      Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 ........    United States        25,000,000              24,647,800
      Federal National Mortgage Association, 1.44% - 2.20%,
       6/01/05 - 12/29/06 .....................................    United States        65,000,000              63,845,670
    k U.S. Treasury Bill, 6/23/05 - 7/28/05 ...................    United States        62,000,000              61,551,510
                                                                                                           ----------------
      TOTAL GOVERNMENT AGENCIES (COST $2,139,240,757)..........                                              2,131,104,661
                                                                                                           ----------------

      TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
       (COST $8,924,318,113) ..................................                                             12,081,052,973
                                                                                                           ----------------

      REPURCHASE AGREEMENTS 6.5%
  l,m Barclays Capital Inc., 2.90%, 4/1/05 (Maturity Value $809,129),
       Collateralized by U.S. Government Agency Securities, 4.00 -
       8.00%, 11/25/12 - 3/25/35...............................    United States           809,065                 809,065
  l,m Citigroup Global Markets Inc., 2.90%, 4/1/05 (Maturity Value
       $818,131), Collateralized by U.S. Government Agency
       Securities, 0.00 - 7.375%, 4/1/05 - 11/15/28, kU.S. Treasury
       Bills, 4/7/05 - 9/22/05, Treasury Notes and Bonds, 0.00 -
       8.75%, 5/15/05 - 8/15/29................................    United States           818,066                 818,066
  l,m Goldman Sachs & Co., 2.90%, 4/1/05 (Maturity Value
       $1,200,194), Collateralized by U.S. Government Agency
       Securities, 4.00 - 9.50%, 11/01/07 - 3/01/35............    United States         1,200,097               1,200,097
  l,m J P Morgan Securities, 2.80%, 4/1/05 (Maturity Value
       $1,500,238), Collateralized by Corporate Bonds, 8.13%,
       10/15/19, U.S. Government Agency Securities, 0.00 - 5.93%,
       4/05/05 - 4/08/19.......................................    United States         1,500,117               1,500,117
  l,m Merrill Lynch GSI, 2.83%, 4/1/05 (Maturity Value $1,500,235),
       Collateralized by U.S. Government Agency Securities, 0.00 -
       7.63%, 4/01/05 - 3/24/25................................    United States         1,500,118               1,500,118
    l Merrill Lynch & Co Inc, 2.82%, 4/1/2005 (Maturitry Value
        $831,065,095), Collateralized by U.S. Government Agency
        Securities, 1.50 - 6.35%, 7/14/05 - 1/21/05                United States       831,000,000             831,000,000





10 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                              COUNTRY        PRINCIPAL AMOUNT H          VALUE
---------------------------------------------------------------------------------------------------------------------------
      REPURCHASE AGREEMENTS (CONT.)
  l,m Morgan Stanley, Inc., 2.90%, 4/1/05 (Maturity Value
        $1,500,239), Collateralized by U.S. Government Agency
        Securities, 3.09% - 6.05%, 4/01/12 - 3/01/35 ..........    United States         1,500,121         $     1,500,121
                                                                                                           ----------------

      TOTAL REPURCHASE AGREEMENTS (COST $838,327,584)..........                                                838,327,584
                                                                                                           ----------------

      TOTAL INVESTMENTS (COST $9,762,645,697) 100.2% ..........                                             12,919,380,557
      OPTIONS WRITTEN 0.0%G ...................................                                                   (136,200)
      SECURITIES SOLD SHORT (1.5)% ............................                                               (188,601,898)
      NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)%                                                 (14,260,523)
      OTHER ASSETS, LESS LIABILITIES 1.4% .....................                                                179,474,288
                                                                                                           ----------------
      NET ASSETS 100.0% .......................................                                            $12,895,856,224
                                                                                                           ----------------


                                                                                     -----------------
                                                                                         CONTRACTS
                                                                                     -----------------
      OPTIONS WRITTEN (PREMIUMS RECEIVED $107,753)
      DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%G
      Sprint Corp., May 22.50 Puts, 5/21/05 ...................    United States             1,816         $       136,200
                                                                                                           ----------------

                                                                                     -----------------
                                                                                          SHARES
                                                                                     -----------------
      SECURITIES SOLD SHORT 1.5%
      DIVERSIFIED FINANCIAL SERVICES 0.1%
      Nasdaq 100 ..............................................    United States           378,500              13,826,605
                                                                                                           ----------------

      DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
      Alltel Corp. ............................................    United States           185,225              10,159,592
      Sprint Corp. ............................................    United States           919,200              20,911,800
                                                                                                           ----------------
                                                                                                                31,071,392
                                                                                                           ----------------

      FOOD PRODUCTS 0.4%
      Kraft Foods Inc., A .....................................    United States         1,623,881              53,669,267
                                                                                                           ----------------

      HEALTH CARE PROVIDERS & SERVICES 0.1%
      Medco Health Solutions Inc. .............................    United States           111,700               5,536,969
                                                                                                           ----------------

      HOTELS RESTAURANTS & LEISURE 0.1%
      Harrah's Entertainment Inc. .............................    United States           142,300               9,189,734
                                                                                                           ----------------

      HOUSEHOLD PRODUCTS 0.1%
      Procter & Gamble Co. ....................................    United States           268,900              14,251,700
                                                                                                           ----------------

      MULTILINE RETAIL 0.1%
      Federated Department Stores Inc. ........................    United States           237,000              15,082,680
                                                                                                           ----------------

      OIL & GAS 0.0%G
      Cimarex Energy Co. ......................................    United States           137,500               5,362,500
                                                                                                           ----------------

      PHARMACEUTICALS 0.2%
      Johnson & Johnson .......................................    United States           328,176              22,040,300
                                                                                                           ----------------

      SOFTWARE 0.2%
      Symantec Corp. ..........................................    United States           870,640              18,570,751
                                                                                                           ----------------
      TOTAL SECURITIES SOLD SHORT (PROCEEDS $186,439,679)......                                            $   188,601,898
                                                                                                           ----------------





                                        Quarterly Statements of Investments | 11

Franklin Mutual Series Fund, Inc.

--------------------------------------------------------------------------------
      MUTUAL SHARES FUND
--------------------------------------------------------------------------------

CURRENCY ABBREVIATIONS:
CAD   -  Canadian Dollar
EUR   -  Euro
GBP   -  British Pound
JPY   -  Japanese Yen


See Selected Portfolio Abbreviations on page 51.
a Non-income producing.
b Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
c A portion or all of the security is on loan as of March 31, 2005.
d See Note 3 regarding Holdings of 5% Voting Securities.
e See Note 2 regarding restricted securities.
f See Note 4 regarding other considerations.
g Rounds to less than 0.05% of net assets.
h The principal amount is stated in U.S. dollars unless otherwise indicated. i Defaulted security.
j A portion or all of the security is segregated with broker for securities sold short.
k A portion or all of the security is traded on a discounted basis with no stated coupon rate.
l At March 31, 2005, all repurchase agreements had been entered into on that date.
m Investment from cash collateral received for loaned securities.


12 | See Notes to Statements of Investments. |
Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS 83.6%
     AEROSPACE & DEFENSE 0.4%
     Northrop Grumman Corp. ...................................    United States            314,600         $   16,982,108
     United Defense Industries Inc. ...........................    United States             36,000              2,643,120
                                                                                                            ---------------
                                                                                                                19,625,228
                                                                                                            ---------------

     AIRLINES 0.8%
   a Ace Aviation Holdings Inc. ...............................       Canada              1,145,925             35,909,345
a,b,cAir Canada Inc., Contingent Distribution .................       Canada            238,886,992                     --
                                                                                                            ---------------
                                                                                                                35,909,345
                                                                                                            ---------------

     BEVERAGES 1.4%
     Brown-Forman Corp., A ....................................    United States             79,200              4,359,960
     C&C Group PLC ............................................       Ireland             2,005,799              8,112,328
     Coca-Cola Enterprises Inc. ...............................    United States            730,100             14,981,652
     Diageo PLC ...............................................   United Kingdom          2,580,700             36,384,295
                                                                                                            ---------------
                                                                                                                63,838,235
                                                                                                            ---------------

     CAPITAL MARKETS 2.5%
   a A.B. Watley Group Inc. ...................................    United States            128,325                 12,833
 a,d KKR Financial Corp., 144A ................................    United States          5,163,200             54,213,600
     Leucadia National Corp. ..................................    United States          1,037,460             35,636,751
     MCG Capital Corp. ........................................    United States          1,244,149             19,141,232
                                                                                                            ---------------
                                                                                                               109,004,416
                                                                                                            ---------------

     COMMERCIAL BANKS 6.1%
     Allied Irish Banks PLC ...................................       Ireland             4,041,494             84,504,489
     Bank of Ireland ..........................................       Ireland             2,248,075             35,523,682
     BNP Paribas SA ...........................................       France                479,009             33,934,177
 a,e Centennial Bank Holdings Inc. ............................    United States          1,735,639             18,658,119
   a Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 ..........        Japan              9,375,044              9,375,044
     Danske Bank ..............................................       Denmark             1,249,080             36,236,870
a,d,eElephant Capital Holdings Ltd. ...........................        Japan                 11,087             14,745,195
 a,d State National Bancshares Inc. ...........................    United States          1,375,000             38,500,000
                                                                                                            ---------------
                                                                                                               271,477,576
                                                                                                            ---------------

     COMMERCIAL SERVICES & SUPPLIES 1.4%
   a Comdisco Holding Co., Inc. ...............................    United States                370                  6,752
   b Comdisco, Contingent Distribution ........................    United States         44,591,246                     --
     Insun ENT Co., Ltd. ......................................     South Korea             409,744              7,832,453
     Republic Services Inc. ...................................    United States          1,574,400             52,710,912
 a,b Safety Kleen Corp., Contingent Distribution ..............    United States            535,000                     --
                                                                                                            ---------------
                                                                                                                60,550,117
                                                                                                            ---------------

     COMPUTERS & PERIPHERALS 0.0%
   a DecisionOne Corp. ........................................    United States            245,461                     --
                                                                                                            ---------------

     CONSUMER FINANCE 0.0%F
 a,d Union Acceptance Corp., A ................................    United States          3,595,994                539,399
                                                                                                            ---------------

     CONTAINERS & PACKAGING 0.9%
     Temple-Inland Inc. .......................................    United States            521,100             37,805,805
                                                                                                            ---------------

     DIVERSIFIED FINANCIAL SERVICES 0.6%
     Euronext .................................................     Netherlands              51,422              1,829,763


                                        Quarterly Statements of Investments | 13

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     DIVERSIFIED FINANCIAL SERVICES (CONT.)
     Fortis Group NV ..........................................       Belgium               795,800         $   22,705,311
     London Stock Exchange PLC ................................   United Kingdom            351,700              3,015,967
   b Marconi Corp., Contingent Distribution ...................   United Kingdom         34,293,500                     --
                                                                                                            ---------------
                                                                                                                27,551,041
                                                                                                            ---------------

     DIVERSIFIED TELECOMMUNICATION SERVICES 4.2%
a,e,gAboveNet Inc. ............................................    United States            365,293              8,753,662
a,b,gAboveNet Inc., Contingent Distribution ...................    United States         50,430,000                     --
a,e,gAboveNet Inc., wts., 9/08/08 .............................    United States             11,991                 95,928
a,e,gAboveNet Inc., wts., 9/08/10 .............................    United States             14,107                 67,714
     BCE Inc. .................................................       Canada                387,400              9,689,404
   a Belgacom SA ..............................................       Belgium               396,300             16,387,709
     Chunghwa Telecom Co. Ltd., ADR ...........................       Taiwan                974,078             20,640,713
   b Global Crossing Holdings Ltd., Contingent Distribution ...    United States         49,411,586                 61,765
     MCI Inc. .................................................    United States            749,846             18,686,162
   a NTL Inc. .................................................   United Kingdom            927,728             59,068,442
     Sprint Corp., May 25.00 Calls, 5/21/05 ...................    United States                637                 19,110
 a,b Telewest Communications PLC, Contingent Distribution .....   United Kingdom         53,559,146                     --
 a,b Telewest Finance Ltd., Contingent Distribution ...........   United Kingdom          5,795,000                     --
   a Telewest Global Inc. .....................................   United Kingdom          3,122,294             55,545,610
                                                                                                            ---------------
                                                                                                               189,016,219
                                                                                                            ---------------

     ELECTRIC UTILITIES 0.7%
   a Aquila Inc. ..............................................    United States          4,308,600             16,501,938
     E.ON AG ..................................................       Germany               153,710             13,170,645
                                                                                                            ---------------
                                                                                                                29,672,583
                                                                                                            ---------------

     FOOD & STAPLES RETAILING 1.3%
     Carrefour SA .............................................       France                474,374             25,175,157
     Groupe Bourbon ...........................................       France                215,723             12,891,423
   a Kroger Co. ...............................................    United States            828,700             13,284,061
   a Neighborcare Inc. ........................................    United States            168,900              4,940,325
                                                                                                            ---------------
                                                                                                                56,290,966
                                                                                                            ---------------

     FOOD PRODUCTS 5.9%
     Cadbury Schweppes PLC ....................................   United Kingdom          2,728,621             27,356,858
     CSM NV ...................................................     Netherlands           1,411,609             43,404,282
     Groupe Danone ............................................       France                660,860             65,749,329
     Nestle SA ................................................     Switzerland             160,750             43,977,126
     Orkla ASA ................................................       Norway              2,182,500             79,897,119
     Unilever NV ..............................................     Netherlands              43,241              2,942,785
                                                                                                            ---------------
                                                                                                               263,327,499
                                                                                                            ---------------

     HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
     Guidant Corp. ............................................    United States            262,400             19,391,360
                                                                                                            ---------------

     HEALTH CARE PROVIDERS & SERVICES 2.4%
   a Accredo Health Inc. ......................................    United States            138,400              6,146,344
   d Generale de Sante ........................................       France              2,010,450             39,873,851
 a,g Kindred Healthcare Inc. ..................................    United States          1,208,060             40,282,761
 a,g Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ........    United States                582                 15,146
 a,g Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 .......    United States                288                  2,624


14 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     HEALTH CARE PROVIDERS & SERVICES (CONT.)
 a,g Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 .......    United States                876         $        7,971
 a,g Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 .......    United States              2,916                 33,097
 a,g Kindred Healthcare Inc., wts., Series A, 4/20/06 .........    United States            104,567              3,998,381
 a,g Kindred Healthcare Inc., wts., Series B, 4/20/06 .........    United States            261,416              9,037,282
     Rhoen-Klinikum AG ........................................       Germany               139,505              8,853,901
                                                                                                            ---------------
                                                                                                               108,251,358
                                                                                                            ---------------

     HOTELS RESTAURANTS & LEISURE 0.3%
   a Caesars Entertainment Inc. ...............................    United States            279,000              5,521,410
 a,d FHC Delaware Inc. ........................................    United States            452,571              1,573,091
     Mandalay Resort Group ....................................    United States             66,900              4,715,781
                                                                                                            ---------------
                                                                                                                11,810,282
                                                                                                            ---------------

     INDUSTRIAL CONGLOMERATES 0.8%
     Siemens AG ...............................................       Germany               426,720             33,670,516
     Swire Pacific Ltd., B ....................................      Hong Kong              627,000                932,527
     Wendel Investissement ....................................       France                  2,761                219,576
                                                                                                            ---------------
                                                                                                                34,822,619
                                                                                                            ---------------

     INSURANCE 11.6%
   a Alleghany Corp. ..........................................    United States            140,978             39,050,984
   a Berkshire Hathaway Inc., A ...............................    United States                468             40,716,000
   a Berkshire Hathaway Inc., B ...............................    United States              7,125             20,349,000
     Hartford Financial Services Group Inc. ...................    United States            482,200             33,059,632
a,d,eImagine Group Holdings Ltd. ..............................       Bermuda             2,814,856             28,828,432
     Montpelier Re Holdings Ltd. ..............................       Bermuda               220,816              7,761,682
 a,e Occum Acquisition Corp. ..................................    United States            394,800             45,402,000
     Old Republic International Corp. .........................    United States          1,708,400             39,788,636
 a,e Olympus Re Holdings Ltd. .................................       Bermuda                97,300             17,097,556
     Prudential Financial Inc. ................................    United States            461,000             26,461,400
     St. Paul Travelers Cos. Inc. .............................    United States            151,119              5,550,601
     White Mountains Insurance Group Inc. .....................    United States            352,130            214,271,105
                                                                                                            ---------------
                                                                                                               518,337,028
                                                                                                            ---------------

     MACHINERY 2.0%
     Joy Global Inc. ..........................................    United States             30,319              1,062,984
     Kone Corp., B ............................................       Finland               719,300             55,908,155
a,d,eLancer Industries Inc., B ................................    United States                  4              2,871,815
     NACCO Industries Inc., A .................................    United States            274,700             28,002,918
                                                                                                            ---------------
                                                                                                                87,845,872
                                                                                                            ---------------

     MEDIA 6.6%
     Clear Channel Communications Inc. ........................    United States            520,800             17,951,976
   a Comcast Corp., A .........................................    United States            146,500              4,893,100
     E.W. Scripps Co., A ......................................    United States            870,300             42,427,125
     EchoStar Communications Corp., A .........................    United States            529,300             15,482,025
     Hollinger International Inc. .............................    United States            767,234              7,526,566
   a Liberty Media Corp., A ...................................    United States          6,148,259             63,757,446
     Meredith Corp. ...........................................    United States            505,715             23,642,176
     News Corp. Ltd., A .......................................    United States            700,400             11,850,768
     Omnicom Group Inc. .......................................    United States            177,700             15,730,004


                                        Quarterly Statements of Investments | 15

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     MEDIA (CONT.)
     Pearson PLC ..............................................   United Kingdom          1,568,700         $   19,122,172
   a TVMAX Holdings Inc. ......................................    United States            111,391                111,391
     Viacom Inc., B ...........................................    United States            294,400             10,253,952
     Washington Post Co., B ...................................    United States             66,050             59,048,700
                                                                                                            ---------------
                                                                                                               291,797,401
                                                                                                            ---------------

     METALS & MINING 8.3%
     Anglo American PLC .......................................   United Kingdom          1,226,724             29,095,659
   a Apex Silver Mines Ltd. ...................................   Cayman Islands          1,081,300             17,322,426
     Barrick Gold Corp. .......................................       Canada                448,800             10,753,248
     Consol Energy Inc. .......................................    United States            658,220             30,949,504
   a Eldorado Gold Corp. ......................................       Canada              3,158,200              9,008,880
   a Eldorado Gold Corp., wts., 8/25/04 .......................       Canada                800,000                     --
     Freeport McMoran Copper & Gold Inc., B ...................    United States            855,700             33,894,277
   a Glamis Gold Ltd. .........................................       Canada                736,300             11,433,060
     Gold Fields Ltd. .........................................    South Africa             146,300              1,698,697
     Goldcorp Inc. ............................................       Canada                663,781              9,456,977
     Harmony Gold Mining Co. Ltd., ADR ........................    South Africa             341,800              2,666,040
 a,e International Steel Group ................................    United States          2,855,428            107,149,936
     Newmont Mining Corp. .....................................    United States          1,845,100             77,955,475
     Noranda Inc. .............................................       Canada                947,100             19,036,753
     Placer Dome Inc. .........................................       Canada                470,800              7,614,079
   a Randgold & Exploration Co. Ltd., ADR .....................    South Africa             133,800                242,178
   a Wheaton River Minerals Ltd., wts., 5/30/07 ...............       Canada                777,331              1,722,475
                                                                                                            ---------------
                                                                                                               369,999,664
                                                                                                            ---------------

     MULTI-UTILITIES & UNREGULATED POWER 0.2%
     Northwestern Corp. .......................................    United States            303,164              7,994,435
 a,b Northwestern Corp., Contingent Distribution ..............    United States          9,300,000                697,500
                                                                                                            ---------------
                                                                                                                 8,691,935
                                                                                                            ---------------

     MULTILINE RETAIL 0.5%
     Jelmoli Holding AG .......................................     Switzerland               9,814             14,152,441
     May Department Stores Co. ................................    United States            274,400             10,158,288
                                                                                                            ---------------
                                                                                                                24,310,729
                                                                                                            ---------------

     OIL & GAS 2.7%
   a Anchor Resources LLC .....................................    United States             58,923                     --
     BP PLC ...................................................   United Kingdom          1,221,600             12,663,194
     BP PLC, ADR ..............................................   United Kingdom            193,700             12,086,880
     Eni SpA ..................................................        Italy              1,452,100             37,703,438
   a Magnum Hunter Resources Inc. .............................    United States            118,400              1,907,424
     Oil & Natural Gas Corp. Ltd. .............................        India                833,600             16,848,550
     Total SA, B ..............................................       France                166,368             38,926,959
                                                                                                            ---------------
                                                                                                               120,136,445
                                                                                                            ---------------

     PAPER & FOREST PRODUCTS 1.0%
     Abitibi-Consolidated Inc. ................................       Canada              1,139,500              5,276,117
     Weyerhaeuser Co. .........................................    United States            568,400             38,935,400
                                                                                                            ---------------
                                                                                                                44,211,517
                                                                                                            ---------------



16 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     PERSONAL PRODUCTS 0.4%
     Beiersdorf AG ............................................       Germany               113,962         $   12,759,288
     Gillette Co. .............................................    United States             95,300              4,810,744
                                                                                                            ---------------
                                                                                                                17,570,032
                                                                                                            ---------------

     PHARMACEUTICALS 2.9%
     Fujisawa Pharmaceutical Co. Ltd. .........................        Japan                878,600             20,565,943
     Pfizer Inc. ..............................................    United States            361,000              9,483,470
     Sanofi-Aventis ...........................................       France                321,748             27,131,052
     Takeda Pharmaceutical Co. Ltd. ...........................        Japan                634,000             30,213,000
     Valeant Pharmaceuticals International ....................    United States          1,025,100             23,085,252
     Wyeth ....................................................    United States            410,900             17,331,762
     Yamanouchi Pharmaceutical Co. Ltd. .......................        Japan                 37,000              1,252,541
                                                                                                            ---------------
                                                                                                               129,063,020
                                                                                                            ---------------

     REAL ESTATE 3.2%
   a Alexander's Inc. .........................................    United States            108,590             26,224,485
   a Canary Wharf Group PLC ...................................   United Kingdom          8,298,072             44,851,900
     Medical Properties Trust .................................    United States            823,500              8,440,875
   d Saxon Capital Inc. .......................................    United States          2,663,585             45,813,662
 a,e Security Capital European Realty .........................     Luxembourg               17,603                110,019
     Ventas Inc. ..............................................    United States            669,525             16,711,344
                                                                                                            ---------------
                                                                                                               142,152,285
                                                                                                            ---------------

     ROAD & RAIL 1.4%
     CSX Corp. ................................................    United States             78,100              3,252,865
   e Florida East Coast Industries Inc. .......................    United States          1,497,000             60,412,932
                                                                                                            ---------------
                                                                                                                63,665,797
                                                                                                            ---------------

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
     Samsung Electronics Co. Ltd. .............................     South Korea              29,500             14,554,300
                                                                                                            ---------------

     SOFTWARE 0.2%
   a Veritas Software Corp. ...................................    United States            449,200             10,430,424
                                                                                                            ---------------

     THRIFTS & MORTGAGE FINANCE 3.1%
     Astoria Financial Corp. ..................................    United States            115,050              2,910,765
     Brookline Bancorp Inc. ...................................    United States             40,700                606,430
   a Franklin Bank Corp. ......................................    United States            889,879             15,350,413
     Hudson City Bancorp Inc. .................................    United States            416,700             15,230,385
 a,d ITLA Capital Corp. .......................................    United States            445,796             22,271,968
     Sovereign Bancorp Inc. ...................................    United States          3,735,520             82,779,123
                                                                                                            ---------------
                                                                                                               139,149,084
                                                                                                            ---------------

     TOBACCO 8.7%
     Altadis SA ...............................................        Spain              2,499,700            102,232,911
     Altria Group Inc. ........................................    United States            796,507             52,083,593
     British American Tobacco PLC .............................   United Kingdom          3,939,454             69,463,281
     Imperial Tobacco Group PLC ...............................   United Kingdom            472,000             12,390,301
     KT & G Corp. .............................................     South Korea           2,193,720             71,147,676
     KT & G Corp., GDR, 144A ..................................     South Korea           1,433,500             23,194,030
     Reynolds American Inc. ...................................    United States            686,300             55,308,917
                                                                                                            ---------------
                                                                                                               385,820,709
                                                                                                            ---------------



                                        Quarterly Statements of Investments | 17

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     TRANSPORTATION INFRASTRUCTURE 0.1%
   a Societe Des Autoroutes Paris .............................       France                 59,200         $    3,023,580
                                                                                                            ---------------

     WIRELESS TELECOMMUNICATION SERVICES 0.3%
   a Nextel Communications Inc., A ............................    United States            324,300              9,216,606
   a Vast Solutions Inc., B1 ..................................    United States             37,029                     --
   a Vast Solutions Inc., B2 ..................................    United States             37,029                     --
   a Vast Solutions Inc., B3 ..................................    United States             37,029                     --
   a Western Wireless Corp., A ................................    United States            123,600              4,691,856
                                                                                                            ---------------
                                                                                                                13,908,462
                                                                                                            ---------------

     TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $2,440,259,999)...................................                                              3,723,552,332
                                                                                                            ---------------

     PREFERRED STOCKS 0.6%
     DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%F
     PTV Inc., 10.00%, pfd., A ................................   United Kingdom             92,939                325,286
                                                                                                            ---------------

     ELECTRIC UTILITIES 0.0%F
   a Montana Power Co., 8.45%, pfd. ...........................    United States             46,450                383,213
                                                                                                            ---------------

     FOOD PRODUCTS 0.0%F
     Unilever NV, pfd. ........................................     Netherlands             484,300                 62,780
                                                                                                            ---------------

     HEALTH CARE PROVIDERS & SERVICES 0.3%
     Rhoen Klinikum AG, pfd. ..................................       Germany               174,386             10,861,967
                                                                                                            ---------------

     METALS & MINING 0.3%
a,d,e,g Esmark Inc., Series A, 10.00%, cvt., pfd.                  United States             14,950             14,950,000
                                                                                                            ---------------
     TOTAL PREFERRED STOCKS (COST $27,118,221).................                                                 26,583,246
                                                                                                            ---------------

                                                                                 ----------------------
                                                                                   PRINCIPAL AMOUNT H
                                                                                 ----------------------
     CORPORATE BONDS & NOTES 2.3%
     Ace Aviation Holdings Inc., cvt., 4.25%, 6/01/35 .........       Canada              2,505,000 CAD          2,084,652
     Anchor Resources LLC, 12.00%, 12/17/06 ...................    United States             27,567                 27,567
     Calpine Generating Co., 144A, FRN, 11.169%, 4/01/11 ......    United States          4,555,000              4,372,800
     Eurotunnel PLC,
      FRN, 6.149%, 12/31/18, Tier 2 ...........................   United Kingdom         10,332,415 GBP         15,670,560
      FRN, 6.149%, 12/31/25, Tier 3 ...........................   United Kingdom         24,858,208 GBP         18,087,068
      Participating Loan Note, 1.00%, 4/30/40 .................   United Kingdom          1,020,000 GBP            231,323
     Eurotunnel SA, FRN
        3.44%, 12/31/18, Tier 2 (LIBOR) .......................       France              2,479,106 EUR          2,578,955
        3.44%, 12/31/25, Tier 3 (LIBOR) .......................       France             37,541,397 EUR         18,735,903
        3.438%, 12/31/18, Tier 2 (PIBOR) ......................       France              1,096,535 EUR          1,140,699
        3.438%, 12/31/25, Tier 3 (PIBOR) ......................       France              6,693,302 EUR          3,340,447
     Motor Coach Industries International Inc., FRN,
        15.89%, 10/01/08......................................     United States         21,467,342             21,467,342
   e Seton House Finance Ltd., zero cpn., 2/07/12 .............   United Kingdom         37,921,000 EUR         12,534,974
     TVMAX Holdings Inc.,PIK
        11.50%, 6/30/05........................................    United States            171,521                179,216
        14.00%, 6/30/05 .......................................    United States            491,605                491,605
                                                                                                            ---------------
     TOTAL CORPORATE BONDS & NOTES (COST $112,156,057).........                                                100,943,111
                                                                                                            ---------------



18 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                            COUNTRY      PRINCIPAL AMOUNT H             VALUE
---------------------------------------------------------------------------------------------------------------------------
     BONDS & NOTES IN REORGANIZATION 2.6%
   i Adelphia Communications Corp.,
        9.25%, 10/01/02 .......................................    United States          2,551,000         $    2,161,973
        8.125%, 7/15/03 .......................................    United States            660,000                554,400
        7.50%, 1/15/04 ........................................    United States          1,740,000              1,426,800
        10.50%, 7/15/04 .......................................    United States          2,715,000              2,443,500
        9.875%, 3/01/05 .......................................    United States          1,013,000                876,245
        10.25%, 11/01/06 ......................................    United States          4,368,000              3,822,000
        9.875%, 3/01/07 .......................................    United States            145,000                123,975
        8.375%, 2/01/08 .......................................    United States          3,934,000              3,343,900
        7.75%, 1/15/09 ........................................    United States          8,148,000              6,844,320
        7.875%, 5/01/09 .......................................    United States          3,491,000              2,897,530
        9.375%, 11/15/09 ......................................    United States          3,104,000              2,778,080
        10.875%, 10/01/10 .....................................    United States          2,816,000              2,506,240
        10.25%, 6/15/11 .......................................    United States          2,206,000              2,046,065
   i Aiken Cnty S C  Indl Rev Beloit, 6.00%, 12/01/11 .........    United States            375,000                     --
   i Armstrong Holdings Inc.,
        6.50%, 8/15/05 ........................................    United States            804,000                546,720
        9.75%, 4/15/08 ........................................    United States          1,511,000              1,027,480
        Revolver, 10/29/03 ....................................    United States          1,483,875              1,020,164
        Trade Claim ...........................................    United States          3,978,800              2,735,425
   i Century Communications Corp.,
        9.50%, 3/01/05 ........................................    United States            610,000                634,400
        8.875%, 1/15/07 .......................................    United States            210,000                216,300
        8.75%, 10/01/07 .......................................    United States          1,472,000              1,479,360
        8.375%, 12/15/07 ......................................    United States            400,000                406,000
        Series B, zero cpn., 1/15/08 ..........................    United States          3,450,000              2,052,750
        zero cpn., 3/15/03 ....................................    United States          6,175,000              5,650,125
   i DecisionOne Corp., Term Loan .............................    United States          7,391,211              1,847,803
   i Mirant Corp.,
        Tranche C Revolver, 4/01/04 ...........................    United States          5,589,776              4,045,600
        4 Year Revolver, 7/17/05 ..............................    United States          3,527,544              2,839,673
        364 Day Revolver, 7/16/03 .............................    United States          9,407,300              6,808,533
   i Owens Corning, Revolver, 6/26/02 .........................    United States         21,147,842             22,733,930
   i Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 ..    United States            200,000                     --
   i Safety Kleen Services, 9.25%, 6/01/08 ....................    United States             40,000                     20
   i Teco Panda,
        Bank Claim, 6/12/06 ...................................    United States          1,403,840                884,419
        Bank Claim #2, 6/12/06 ................................    United States         11,358,350              7,837,262
        Bank Claim #3, 5/30/06 ................................    United States            474,045                474,045
        Project L/C Loan Facility, 6/12/06 ....................    United States          1,465,460              1,011,167
   i Trump Atlantic,
        11.25%, 5/01/06 .......................................    United States         15,662,000             15,427,070
        Series B, 11.25%, 5/01/06 .............................    United States          4,596,000              4,527,060
        Series B, 144A, 11.25%, 5/01/06 .......................    United States            285,000                280,725
                                                                                                            ---------------
     TOTAL BONDS & NOTES IN REORGANIZATION (COST $101,683,156).                                                116,311,059
                                                                                                            ---------------





                                        Quarterly Statements of Investments | 19

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                            COUNTRY   SHARES/PRINCIPAL AMOUNT H         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMPANIES IN LIQUIDATION 0.1%
   a City Investing Co. Liquidating Trust .....................    United States          1,607,485         $    3,054,221
 a,d MBOP Liquidating Trust ...................................    United States            412,418                     54
   a United Cos. Financial Corp.,
        Bank Claim ............................................    United States             98,521                     --
        Revolver                                                   United States         24,993,011                     --
                                                                                                            ---------------
     TOTAL COMPANIES IN LIQUIDATION (COST $141,788)............                                                  3,054,275
                                                                                                            ---------------

     GOVERNMENT AGENCIES 10.2%
 j,k Federal Home Loan Bank, 4/04/05 - 7/02/07 ................    United States        389,045,000            384,235,646
     Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 .........    United States         10,000,000              9,859,120
     Federal National Mortgage Association,
       1.44% - 2.20%, 6/01/05 - 12/29/06 ......................    United States         40,350,000             39,615,797
   k U.S. Treasury Bill, 6/30/05 - 7/28/05.....................    United States         22,000,000             21,827,797
                                                                                                            ---------------
     TOTAL GOVERNMENT AGENCIES (COST $458,131,975).............                                                455,538,413
                                                                                                            ---------------
     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
       (COST $3,139,491,196) ..................................                                              4,425,982,436
                                                                                                            ---------------

     REPURCHASE AGREEMENTS 0.7%
 l,m Bear Stearns & Co. Inc., 2.85%, 4/1/05 (Maturity Value
       $500,080), Collateralized by U.S. Government Agency
       Securities, 0.00 - 7.25%, 4/05/05 -3/15/31 .............    United States            500,040                500,040
 l,m Citigroup Global Markets Inc., 2.90%, 4/1/05 (Maturity Value
       $300,048), Collateralized by U.S. Government Agency
       Securities, 0.00 - 7.375%, 4/1/05 - 11/15/28, kU.S.Treasury
       Bills, 4/707/05 - 11/15/28, and U.S. Treasury Notes and Bonds,
       0.00 - 8.75%, 5/15/05 - 8/15/29.........................    United States            300,024                300,024
 l,m Goldman Sachs & Co., 2.90%, 4/1/05 (Maturity Value $370,060),
       Collateralized by U.S. Government Agency Securities, 4.00 -
       9.50%, 11/01/07 - 3/01/35...............................    United States            370,030                370,030
 l,m J P Morgan Securities, 2.80%, 4/1/05 (Maturity Value $300,046),
       Collateralized by U.S. Corporate Bonds & Notes, 8.13%,
       10/15/19 U.S. Government Agencies, 0.00 - 5.93%, 4/05/05 -
       4/08/19.................................................    United States            300,023                300,023
 l,m Merrill Lynch GSI, 2.83%, 4/1/05 (Maturity Value $432,068),
       Collateralized by U.S. Government Agency Securities,
       .00 - 7.63%, 4/01/05 - 3/24/25..........................    United States            432,034                432,034
 l,m Merrill Lynch & Co. Inc., 2.82%, 4/1/05 (Maturity Value
       $27,002,115), Collateralized by U.S. Government Agency
       Securities, 6,88%, 9/15/10..............................    United States         27,000,000             27,000,000
 l,m Morgan Stanley & Company Inc., 2.90%, 4/1/05 (Maturity Value
       $500,080), Collateralized by U.S. Government Agency
       Securities, 3.09% - 6.05%, 4/01/12 - 3/01/35............    United States            500,040                500,040
                                                                                                            ---------------
     TOTAL REPURCHASE AGREEMENTS (COST $29,402,191)............                                                 29,402,191
                                                                                                            ---------------
     TOTAL INVESTMENTS (COST $3,168,893,387) 100.1%............                                              4,455,384,627
                                                                                                            ---------------





20 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------------
     OPTIONS WRITTEN 0.0%F ....................................                                             $      (47,775)
     SECURITIES SOLD SHORT (1.5)% .............................                                                (65,896,471)
     NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.2%)..                                                 (6,551,415)
     OTHER ASSETS, LESS LIABILITIES 1.6% ......................                                                 70,397,903
                                                                                                            ---------------
     NET ASSETS 100.0% ........................................                                             $4,453,286,869
                                                                                                            ---------------


                                                                 --------------------------------------
                                                                       COUNTRY            CONTRACTS
                                                                 --------------------------------------
     OPTIONS WRITTEN (PREMIUMS RECEIVED $37,796)
     DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% F
     Sprint Corp., May 22.50 Puts, 5/21/05 ....................    United States                637         $       47,775
                                                                                                            ---------------


                                                                                     ---------------
                                                                                          SHARES
                                                                                     ---------------
     SECURITIES SOLD SHORT 1.5%
     DIVERSIFIED FINANCIAL SERVICES 0.1%
     Nasdaq 100 ...............................................    United States            137,400              5,019,222
                                                                                                            ---------------

     DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
     Alltel Corp. .............................................    United States             66,200              3,631,070
     Sprint Corp. .............................................    United States            325,900              7,414,225
                                                                                                            ---------------
                                                                                                                11,045,295
                                                                                                            ---------------

     FOOD PRODUCTS 0.4%
     Kraft Foods Inc., A ......................................    United States            527,089             17,420,292
                                                                                                            ---------------

     HEALTH CARE PROVIDERS & SERVICES 0.0% F
     Medco Health Solutions Inc. ..............................    United States             38,900              1,928,273
                                                                                                            ---------------

     HOTELS RESTAURANTS & LEISURE 0.1%
     Harrah's Entertainment Inc. ..............................    United States             60,642              3,916,260
                                                                                                            ---------------

     HOUSEHOLD PRODUCTS 0.1%
     Procter & Gamble Co. .....................................    United States             91,400              4,844,200
                                                                                                            ---------------

     MULTILINE RETAIL 0.1%
     Federated Department Stores Inc. .........................    United States             83,500              5,313,940
                                                                                                            ---------------

     OIL & GAS 0.0% F
     Cimarex Energy Co. .......................................    United States             49,300              1,922,700
                                                                                                            ---------------

     PHARMACEUTICALS 0.2%
     Johnson & Johnson ........................................    United States            118,068              7,929,447
                                                                                                            ---------------





                                        Quarterly Statements of Investments | 21

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                            COUNTRY            SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
     SECURITIES SOLD SHORT (CONT.)
     SOFTWARE 0.2%
     Symantec Corp. ...........................................    United States            307,400         $    6,556,842
                                                                                                            ---------------
     TOTAL SECURITIES SOLD SHORT (PROCEEDS $65,209,892)........                                             $   65,896,471
                                                                                                            ---------------



CURRENCY ABBREVIATIONS:
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound

See Selected Portfolio Abbreviations on page 51.

a  Non-income producing.
b Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
c  A portion or all of the security is on loan as of March 31, 2005.
d  See Note 3 regarding Holdings of 5% Voting Securities.
e  See Note 2 regarding restricted securities.
f  Rounds to less than 0.05% of net assets.
g  See Note 4 regarding other considerations.
h  The principal amount is stated in U.S. dollars unless otherwise indicated.
i  Defaulted security.
j A portion or all of the security is segregated with broker for securities sold short.
k A portion or all of the security is traded on a discount basis with no stated coupon rate.
l At March 31, 2005, all repurchase agreements had been entered into on that date.
m  Investment from cash collateral received for loaned securities.


22 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND                                               COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS 77.5%
     AEROSPACE & DEFENSE 0.6%
     Northrop Grumman Corp. ...................................    United States            546,200         $   29,483,876
     United Defense Industries Inc. ...........................    United States             45,200              3,318,584
                                                                                                            ---------------
                                                                                                                32,802,460
                                                                                                            ---------------

     AIRLINES 0.5%
   a Ace Aviation Holdings Inc. ...............................       Canada                911,722             28,570,229
a,b,cAir Canada Inc., Contingent Distribution .................       Canada            288,242,292                     --
                                                                                                            ---------------
                                                                                                                28,570,229
                                                                                                            ---------------

     BEVERAGES 4.7%
     Brown-Forman Corp., A ....................................    United States            308,260             16,969,713
     Brown-Forman Corp., B ....................................    United States            362,618             19,853,335
     Carlsberg AS, A ..........................................       Denmark                74,900              3,472,751
     Carlsberg AS, B ..........................................       Denmark             1,772,503             87,887,359
     Coca-Cola Enterprises Inc. ...............................    United States            946,000             19,411,920
     Diageo PLC ...............................................   United Kingdom          4,764,700             67,175,669
     Heineken Holding NV, A ...................................     Netherlands           1,680,263             51,904,473
                                                                                                            ---------------
                                                                                                               266,675,220
                                                                                                            ---------------

     CAPITAL MARKETS 1.3%
     Bear Stearns Cos. Inc. ...................................    United States            271,302             27,103,070
     Leucadia National Corp. ..................................    United States          1,297,560             44,571,186
                                                                                                            ---------------
                                                                                                                71,674,256
                                                                                                            ---------------

     CHEMICALS 1.2%
     Givaudan AG ..............................................     Switzerland              55,850             35,857,549
     Solvay SA ................................................       Belgium               243,964             29,079,099
                                                                                                            ---------------
                                                                                                                64,936,648
                                                                                                            ---------------

     COMMERCIAL BANKS 2.9%
     Allied Irish Banks PLC ...................................       Ireland             2,193,118             45,856,388
     Bank of Ireland ..........................................       Ireland             2,675,749             42,281,711
     BNP Paribas SA ...........................................       France                245,000             17,356,403
   a Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 ..........        Japan             11,820,937             11,820,937
     Danske Bank ..............................................       Denmark               996,500             28,909,310
a,d,eFE Capital Holdings Ltd. .................................        Japan                 13,981             18,594,719
                                                                                                            ---------------
                                                                                                               164,819,467
                                                                                                            ---------------

     COMMERCIAL SERVICES & SUPPLIES 0.0%F
   a Comdisco Holding Co., Inc. ...............................    United States                453                  8,267
   b Comdisco, Contingent Distribution ........................    United States         54,914,113                     --
 a,b Safety Kleen Corp., Contingent Distribution ..............    United States            630,000                     --
                                                                                                            ---------------
                                                                                                                     8,267
                                                                                                            ---------------

     COMPUTERS & PERIPHERALS 0.0%
   a DecisionOne Corp. ........................................    United States            278,121                     --
                                                                                                            ---------------

     CONTAINERS & PACKAGING 1.0%
     Temple-Inland Inc. .......................................    United States            782,300             56,755,865
                                                                                                            ---------------

     DIVERSIFIED FINANCIAL SERVICES 3.3%
     Brascan Corp., A .........................................       Canada              2,889,000            109,163,091
     Fortis Group NV ..........................................       Belgium                52,500              1,497,900
     Irish Life & Permanent PLC ...............................       Ireland             2,265,819             40,151,078


                                        Quarterly Statements of Investments | 23

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND                                               COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     DIVERSIFIED FINANCIAL SERVICES (CONT.)
     London Stock Exchange PLC ................................   United Kingdom            446,200         $    3,826,342
   b Marconi Corp., Contingent Distribution ...................   United Kingdom         42,651,300                     --
     Pargesa Holdings SA ......................................     Switzerland               8,947             34,031,809
                                                                                                            ---------------
                                                                                                               188,670,220
                                                                                                            ---------------

     DIVERSIFIED TELECOMMUNICATION SERVICES 3.1%
a,e,gAboveNet Inc. ............................................    United States            439,477             10,531,363
a,b,gAboveNet Inc., Contingent Distribution ...................    United States         61,502,000                     --
a,e,gAboveNet Inc., wts., 9/08/08 .............................    United States             14,770                118,160
a,e,gAboveNet Inc., wts., 9/08/10 .............................    United States             17,376                 83,405
    bGlobal Crossing Holdings Ltd., Contingent Distribution ...    United States         60,632,757                 75,791
     MCI Inc. .................................................    United States            944,423             23,535,021
  a  NTL Inc. .................................................   United Kingdom          1,135,995             72,328,802
     Sprint Corp., May 25.00 Calls, 5/21/05 ...................    United States                803                 24,090
 a,b Telewest Communications PLC, Contingent Distribution .....   United Kingdom         66,741,863                     --
 a,b Telewest Finance Ltd., Contingent Distribution ...........   United Kingdom          7,240,000                     --
   a Telewest Global Inc. .....................................   United Kingdom          3,785,613             67,346,055
                                                                                                            ---------------
                                                                                                               174,042,684
                                                                                                            ---------------

     ELECTRIC UTILITIES 0.3%
     E.ON AG ..................................................       Germany               192,008             16,452,211
                                                                                                            ---------------

     FOOD & STAPLES RETAILING 0.4%
   a Kroger Co. ...............................................    United States          1,103,040             17,681,731
   a Neighborcare Inc. ........................................    United States            215,300              6,297,525
                                                                                                            ---------------
                                                                                                                23,979,256
                                                                                                            ---------------

     FOOD PRODUCTS 4.9%
     Cadbury Schweppes PLC ....................................   United Kingdom          4,497,511             45,091,558
   d Farmer Brothers Co. ......................................    United States          1,033,896             24,761,809
     Groupe Danone ............................................       France                640,200             63,693,854
     Nestle SA ................................................     Switzerland             198,235             54,232,071
     Orkla ASA ................................................       Norway              2,289,200             83,803,200
     Unilever NV ..............................................     Netherlands              54,148              3,685,066
                                                                                                            ---------------
                                                                                                               275,267,558
                                                                                                            ---------------

     HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
     Guidant Corp. ............................................    United States            333,800             24,667,820
     Hillenbrand Industries Inc. ..............................    United States            655,900             36,382,773
                                                                                                            ---------------
                                                                                                                61,050,593
                                                                                                            ---------------

     HEALTH CARE PROVIDERS & SERVICES 1.9%
   a Accredo Health Inc. ......................................    United States            176,900              7,856,129
   a Beverly Enterprises Inc. .................................    United States          2,858,600             35,389,468
 a,g Kindred Healthcare Inc. ..................................    United States          1,364,570             45,501,587
 a,g Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ........    United States                657                 17,098
 a,g Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 .......    United States                325                  2,961
 a,g Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 .......    United States                989                  9,000
 a,g Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 .......    United States              3,296                 37,410
 a,g Kindred Healthcare Inc., wts., Series A, 4/20/06 .........    United States            121,432              4,643,256
 a,g Kindred Healthcare Inc., wts., Series B, 4/20/06 .........    United States            303,580             10,494,912
                                                                                                            ---------------
                                                                                                               103,951,821
                                                                                                            ---------------



24 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND                                               COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     HOTELS RESTAURANTS & LEISURE 0.3%
   a Caesars Entertainment Inc. ...............................    United States            359,300         $    7,110,547
 a,d FHC Delaware Inc. ........................................    United States            507,977              1,765,677
     Mandalay Resort Group ....................................    United States             86,000              6,062,140
                                                                                                            ---------------
                                                                                                                14,938,364
                                                                                                            ---------------

     INSURANCE 12.2%
   a Alleghany Corp. ..........................................    United States            163,027             45,158,368
   a Berkshire Hathaway Inc., A ...............................    United States                741             64,467,000
   a Berkshire Hathaway Inc., B ...............................    United States             42,825            122,308,200
     Hartford Financial Services Group Inc. ...................    United States            605,600             41,519,936
     Montpelier Re Holdings Ltd. ..............................       Bermuda               242,150              8,511,572
 a,e Occum Acquisition Corp. ..................................    United States            511,600             58,834,000
     Old Republic International Corp. .........................    United States          2,225,245             51,825,956
 a,e Olympus Re Holdings Ltd. .................................       Bermuda               106,700             18,749,324
     Prudential Financial Inc. ................................    United States            541,900             31,105,060
     St. Paul Travelers Cos. Inc. .............................    United States            197,005              7,235,994
     White Mountains Insurance Group Inc. .....................    United States            389,021            236,719,278
                                                                                                            ---------------
                                                                                                               686,434,688
                                                                                                            ---------------

     LEISURE EQUIPMENT & PRODUCTS 0.3%
     Mattel Inc. ..............................................    United States            807,200             17,233,720
                                                                                                            ---------------

     MACHINERY 0.0%
     Joy Global Inc. ..........................................    United States             35,897              1,258,549
a,e  Lancer Industries Inc., B ................................    United States                  1                287,261
                                                                                                            ---------------
                                                                                                                 1,545,810
                                                                                                            ---------------

     MEDIA 7.5%
     Clear Channel Communications Inc. ........................    United States          1,109,000             38,227,230
   a Comcast Corp., A .........................................    United States            188,500              6,295,900
     Dow Jones & Co. Inc. .....................................    United States            191,200              7,145,144
     E.W. Scripps Co., A ......................................    United States          1,164,450             56,766,937
     EchoStar Communications Corp., A .........................    United States            670,330             19,607,153
     Hollinger International Inc. .............................    United States            985,458              9,667,343
   a Liberty Media Corp., A ...................................    United States          6,957,360             72,147,823
     Meredith Corp. ...........................................    United States            570,410             26,666,668
     News Corp. Ltd., A .......................................    United States          1,877,900             31,774,068
     NV Holdingsmig De Telegraaf ..............................     Netherlands             265,876              6,858,603
     Omnicom Group Inc. .......................................    United States            242,800             21,492,656
   a TVMAX Holdings Inc. ......................................    United States            133,855                133,855
     Viacom Inc., B ...........................................    United States            486,100             16,930,863
     Washington Post Co., B ...................................    United States            119,022            106,405,668
                                                                                                            ---------------
                                                                                                               420,119,911
                                                                                                            ---------------

     METALS & MINING 9.3%
     Anglo American PLC .......................................   United Kingdom          1,737,547             41,211,450
     Anglo American PLC, ADR ..................................   United Kingdom              1,200                 28,680
     Barrick Gold Corp. .......................................       Canada                510,800             12,238,768


                                        Quarterly Statements of Investments | 25

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND                                               COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     METALS & MINING (CONT.)
   a Coeur D'Alene Mines Corp. ................................    United States          6,326,300         $   23,217,521
     Consol Energy Inc. .......................................    United States             34,000              1,598,680
     Consol Energy Inc. .......................................    United States            990,210             46,559,674
   a Eldorado Gold Corp. ......................................       Canada              1,029,500              2,936,686
     Freeport McMoran Copper & Gold Inc., B ...................    United States          1,111,700             44,034,437
   a Glamis Gold Ltd. .........................................       Canada                663,900             10,308,853
     Gold Fields Ltd. .........................................    South Africa             331,307              3,846,823
     Goldcorp Inc. ............................................       Canada                560,506              7,989,684
     Impala Platinum Holdings Ltd. ............................    South Africa             809,948             68,100,464
 a,e International Steel Group ................................    United States          3,546,660            133,088,416
     Newmont Mining Corp. .....................................    United States          2,376,400            100,402,900
     Noranda Inc. .............................................       Canada              1,145,400             23,022,592
a,c,dPMG, LLC .................................................    United States             48,890              2,933,410
   a Randgold & Exploration Co. Ltd., ADR .....................    South Africa             172,500                312,225
   a Rio Narcea Gold Mines Ltd. ...............................       Canada              1,213,700              2,057,204
   a Wheaton River Minerals Ltd., wts., 5/30/07 ...............       Canada                930,257              2,061,340
                                                                                                            ---------------
                                                                                                               525,949,807
                                                                                                            ---------------

     MULTI-UTILITIES & UNREGULATED POWER 0.2%
     Northwestern Corp. .......................................    United States            384,837             10,148,152
 a,b Northwestern Corp., Contingent Distribution ..............    United States         11,805,000                885,375
                                                                                                            ---------------
                                                                                                                11,033,527
                                                                                                            ---------------

     MULTILINE RETAIL 0.2%
     May Department Stores Co. ................................    United States            346,700             12,834,834
                                                                                                            ---------------

     OIL & GAS 2.5%
 a,d Anchor Resources LLC .....................................    United States             69,184                     --
     BP PLC ...................................................   United Kingdom          2,690,300             27,887,845
     BP PLC, ADR ..............................................   United Kingdom             26,100              1,628,640
     Canadian Oil Sands Trust .................................       Canada                865,700             58,872,897
   a Magnum Hunter Resources Inc. .............................    United States            149,800              2,413,278
     Total SA, B ..............................................       France                207,900             48,644,660
                                                                                                            ---------------
                                                                                                               139,447,320
                                                                                                            ---------------

     PAPER & FOREST PRODUCTS 0.9%
     Weyerhaeuser Co. .........................................    United States            718,691             49,230,334
                                                                                                            ---------------

     PERSONAL PRODUCTS 0.3%
     Beiersdorf AG ............................................       Germany                72,973              8,170,123
     Gillette Co. .............................................    United States            120,500              6,082,840
                                                                                                            ---------------
                                                                                                                14,252,963
                                                                                                            ---------------

     PHARMACEUTICALS 1.6%
     Fujisawa Pharmaceutical Co. Ltd. .........................        Japan                756,100             17,698,508
     Pfizer Inc. ..............................................    United States            456,400             11,989,628
     Takeda Pharmaceutical Co. Ltd. ...........................        Japan                732,680             34,915,554
     Wyeth ....................................................    United States            533,300             22,494,594
     Yamanouchi Pharmaceutical Co. Ltd. .......................        Japan                 47,500              1,607,992
                                                                                                            ---------------
                                                                                                                88,706,276
                                                                                                            ---------------



26 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND                                               COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     REAL ESTATE 2.9%
   a Alexander's Inc. .........................................    United States             38,800         $    9,370,200
   a Canary Wharf Group PLC ...................................   United Kingdom         10,069,634             54,427,368
     Homebanc Corp. ...........................................    United States          2,117,968             18,722,837
     iStar Financial Inc. .....................................    United States            932,800             38,412,704
 a,e Security Capital European Realty .........................     Luxembourg               20,244                126,525
     The St. Joe Co. ..........................................    United States            400,698             26,966,976
     Ventas Inc. ..............................................    United States            608,900             15,198,144
                                                                                                            ---------------
                                                                                                               163,224,754
                                                                                                            ---------------

     ROAD & RAIL 1.8%
     CSX Corp. ................................................    United States            474,500             19,762,925
 d,e Florida East Coast Industries Inc. .......................    United States          1,967,636             79,405,918
                                                                                                            ---------------
                                                                                                                99,168,843
                                                                                                            ---------------

     SOFTWARE 0.2%
   a Veritas Software Corp. ...................................    United States            568,500             13,200,570
                                                                                                            ---------------

     THRIFTS & MORTGAGE FINANCE 0.6%
     Astoria Financial Corp. ..................................    United States            381,217              9,644,790
     First Niagara Financial Group Inc. .......................    United States            535,650              7,075,936
     Hudson City Bancorp Inc. .................................    United States            515,030             18,824,347
                                                                                                            ---------------
                                                                                                                35,545,073
                                                                                                            ---------------

     TOBACCO 9.4%
     Altadis SA ...............................................        Spain              3,686,149            150,756,389
     Altria Group Inc. ........................................    United States          1,182,459             77,320,994
     British American Tobacco PLC .............................   United Kingdom          6,316,228            111,372,266
     British American Tobacco PLC, ADR ........................   United Kingdom             40,400              1,426,524
     Imperial Tobacco Group PLC ...............................   United Kingdom          3,009,443             78,999,799
     KT & G Corp. .............................................     South Korea             204,000              6,616,216
     KT & G Corp., GDR, 144A ..................................     South Korea           1,579,000             25,548,220
     Reynolds American Inc. ...................................    United States            947,800             76,383,202
                                                                                                            ---------------
                                                                                                               528,423,610
                                                                                                            ---------------

     WIRELESS TELECOMMUNICATION SERVICES 0.3%
   a Nextel Communications Inc., A ............................    United States            410,300             11,660,726
   a Vast Solutions Inc., B1 ..................................    United States             43,358                     --
   a Vast Solutions Inc., B2 ..................................    United States             43,358                     --
   a Vast Solutions Inc., B3 ..................................    United States             43,358                     --
   a Western Wireless Corp., A ................................    United States            155,900              5,917,964
                                                                                                            ---------------
                                                                                                                17,578,690
                                                                                                            ---------------

     TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
      (COST $2,723,053,799) ...................................                                              4,368,525,852
                                                                                                            ---------------

     PREFERRED STOCKS 0.7%
     DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%F
     PTV Inc., 10.00%, pfd., A ................................   United Kingdom            114,246                399,861
                                                                                                            ---------------

     ELECTRIC UTILITIES 0.0%F
   a Montana Power Co., 8.45%, pfd. ...........................    United States             58,900                485,925
                                                                                                            ---------------



                                        Quarterly Statements of Investments | 27

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND                                               COUNTRY            SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
     PREFERRED STOCKS (CONT.)
     FOOD PRODUCTS 0.0% F
     Unilever NV, pfd. ........................................     Netherlands             606,458         $       78,615
                                                                                                            ---------------

     METALS & MINING 0.3%
a,d,e,g Esmark Inc., Series A, 10.00%, cvt., pfd. .............    United States             19,151             19,151,400
                                                                                                            ---------------

     REAL ESTATE 0.4%
     Istar Financial Inc., 7.80%, pfd. ........................    United States            770,100             19,907,085
                                                                                                            ---------------
     TOTAL PREFERRED STOCKS (COST $39,535,381) ................                                                 40,022,886
                                                                                                            ---------------


                                                                                     --------------------
                                                                                      PRINCIPAL AMOUNT H
                                                                                     --------------------
     CORPORATE BONDS & NOTES 1.5%
     Ace Aviation Holdings Inc., cvt., 4.25%, 6/01/35 .........       Canada              1,993,000 CAD          1,658,567
 d,e Anchor Resources LLC, 12.00%, 12/17/06, ..................    United States             32,368                 32,368
     Calpine Generating Co., 144A, FRN, 11.169%, 4/01/11, .....    United States          5,859,000              5,624,640
     Eurotunnel PLC,
       FRN, 6.149%, 12/31/18, Tier 2, 6.149%, 12/31/18 ........   United Kingdom          7,592,095 GBP         11,514,479
       FRN, 6.149%, 12/31/25, Tier 3, 6.149%, 12/31/25 ........   United Kingdom         28,404,485 GBP         20,667,373
       Participating Loan Note, 1.00%, 4/30/40 ................   United Kingdom            858,000 GBP            194,584
     Eurotunnel SA, FRN,
       3.44%, 12/31/18, Tier 2 (LIBOR)                                France              1,880,987 EUR          1,956,745
       3.44%, 12/31/25, Tier 3 (LIBOR).........................       France             20,347,101 EUR         10,154,692
       3.438%, 12/31/18, Tier 2 (PIBOR)........................       France                832,034 EUR            865,545
       3.438%, 12/31/25, Tier 3 (PIBOR) .......................       France              1,048,320 EUR            523,188
     Motor Coach Industries International Inc., FRN, 15.89%,
       10/01/08, 15.89%, 12/01/08 .............................    United States         27,792,482             27,792,482
     TVMAX Holdings Inc., PIK,
       11.50%, 6/30/05 ........................................    United States            197,817                206,691
       14.00%, 6/30/05 ........................................    United States            581,696                581,696
                                                                                                            ---------------
     TOTAL CORPORATE BONDS & NOTES (COST $90,246,021) .........                                                 81,773,050
                                                                                                            ---------------

     BONDS & NOTES IN REORGANIZATION 2.6%
   i Adelphia Communications Corp.,
       9.25%, 10/01/02 ........................................    United States          3,244,000              2,749,290
       8.125%, 7/15/03 ........................................    United States            825,000                693,000
       7.50%, 1/15/04 .........................................    United States          2,160,000              1,771,200
       10.50%, 7/15/04 ........................................    United States          3,375,000              3,037,500
       9.875%, 3/01/05 ........................................    United States          1,304,000              1,127,960
       10.25%, 11/01/06 .......................................    United States          5,565,000              4,869,375
       9.875%, 3/01/07 ........................................    United States            187,000                159,885
       8.375%, 2/01/08 ........................................    United States          4,959,000              4,215,150
       7.75%, 1/15/09 .........................................    United States         10,231,000              8,594,040
       7.875%, 5/01/09 ........................................    United States          4,398,000              3,650,340
       9.375%, 11/15/09 .......................................    United States          3,931,000              3,518,245
       10.875%, 10/01/10 ......................................    United States          3,621,000              3,222,690
       10.25%, 6/15/11 ........................................    United States          2,775,000              2,573,812
   i Aiken Cnty S C  Indl Rev Beloit, 6.00%, 12/01/11,             United States            420,000                     --
   i Armstrong Holdings Inc.,
       6.50%, 8/15/05 .........................................    United States          1,046,000                711,280
       9.75%, 4/15/08 .........................................    United States          1,953,000              1,328,040
       Revolver, 10/29/03 .....................................    United States          1,880,775              1,293,033
       Trade Claim, ...........................................    United States          5,042,800              3,466,925


28 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND                                               COUNTRY          PRINCIPAL AMOUNT H         VALUE
---------------------------------------------------------------------------------------------------------------------------
     BONDS & NOTES IN REORGANIZATION (CONT.)
   i Century Communications Corp.,
       9.50%, 3/01/05, ........................................    United States            773,000         $      803,920
       8.875%, 1/15/07, .......................................    United States            266,000                273,980
       8.75%, 10/01/07, .......................................    United States          1,889,000              1,898,445
       8.375%, 12/15/07 .......................................    United States            500,000                507,500
       Series B, zero cpn., 1/15/08 ...........................    United States          4,386,000              2,609,670
       zero cpn., 3/15/03 .....................................    United States          7,710,000              7,054,650
   i DecisionOne Corp., Term Loan .............................    United States          8,374,702              2,093,675
   i Mirant Corp.,
       Tranche C Revolver, 4/01/04 ............................    United States          7,016,181              5,077,961
       4 Year Revolver, 7/17/05 ...............................    United States          4,430,947              3,566,912
       364 Day Revolver, 7/16/03...............................    United States         11,868,000              8,589,465
   i Owens Corning, Revolver, 6/26/02 .........................    United States         25,833,600             27,771,120
   i Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 ..    United States            225,000                     --
   i Safety Kleen Services, 9.25%, 6/01/08 ....................    United States             50,000                     25
   i Teco Panda,
       Bank Claim, 6/12/06                                         United States          1,804,200              1,136,646
       Bank Claim #2, 6/12/06 .................................    United States         14,519,100             10,018,179
       Bank Claim #3, 6/12/06 .................................    United States            601,630                601,630
       Project L/C Loan Facility, 6/12/06 .....................    United States          1,873,390              1,292,639
   i Trump Atlantic,
       11.25%, 5/01/06                                             United States         20,273,000             19,968,905
       Series B, 11.25%, 5/01/06 ..............................    United States          5,945,000              5,855,825
       Series B, 144A, 11.25%, 5/01/06 ........................    United States            369,000                363,465
                                                                                                            ---------------
     TOTAL BONDS & NOTES IN REORGANIZATION (COST $127,929,922)                                                 146,466,377
                                                                                                            ---------------


                                                                                   -------------------
                                                                                    SHARES/PRINCIPAL H
                                                                                   -------------------
     COMPANIES IN LIQUIDATION 0.0%F
   a City Investing Co. Liquidating Trust .....................    United States            423,187                804,055
     Eli Jacobs, bank claim ...................................    United States         25,305,910                182,203
 a,d MBOP Liquidating Trust ...................................    United States            205,135                     27
   a United Cos. Financial Corp.,
       Bank Claim .............................................    United States            112,077                     --
       Revolver ...............................................    United States         28,431,827                     --
                                                                                                            ---------------
     TOTAL COMPANIES IN LIQUIDATION (COST $145,071) ...........                                                    986,285
                                                                                                            ---------------

     GOVERNMENT AGENCIES 15.3%
 j,k Federal Home Loan Bank, 4/06/05 - 7/02/07 ................    United States        799,322,000            789,171,006
     Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 .........    United States         10,000,000              9,859,120
     Federal National Mortgage Association, 1.44% - 2.20%,
      6/01/05 - 12/29/06 ......................................    United States         43,375,000             42,609,788
   k U.S. Treasury Bill, 6/30/05 - 7/28/05 ....................    United States         22,000,000             21,827,850
                                                                                                            ---------------
     TOTAL GOVERNMENT AGENCIES (COST $867,504,580) ............                                                863,467,764
                                                                                                            ---------------
     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
      (COST $3,848,414,774) ...................................                                              5,501,242,214
                                                                                                            ---------------



                                        Quarterly Statements of Investments | 29

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND                                               COUNTRY       PRINCIPAL AMOUNT H             VALUE
---------------------------------------------------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS 1.9%
 l,m Barclay's Capital Inc., 2.84%, 4/1/05 (Maturity Value $624,098),
       Collateralized by U.S. Government Agency Securities,
       0.00 - 6.38%, 4/15/05 - 7/09/21.........................    United States            624,050         $      624,050
 l,m Bear Stearns & Co. Inc., 2.85%, 4/1/05 (Maturity Value
       $458,072), Collateralized by U.S. Government Agency
       Securities, 0.00 - 7.25%, 4/05/05 - 3/15/31.............    United States            458,036                458,036
 l,m Goldman Sachs & Co., 2.90%, 4/1/05 (Maturity Value
       $445,072), Collateralized by U.S. Government Agency Securities,
       4.00% - 9.50%, 11/01/07 - 3/01/05.......................    United States            445,036                445,036
 l,m J P Morgan Securities, 2.80%, 4/1/05 (Maturity Value $500,079),
       Collateralized by Corporate Bonds, 8.13%, 10/15/19, U.S.
       Government Agency Securities, 0.00 - 5.93%, 4/05/05 -
       4/08/19.................................................    United States            500,039                500,039
 l,m Merrill Lynch GSI, 2.83%, 4/1/05 (Maturity Value $500,078),
       Collateralized by U.S. Government Agency Securities,
       0.00 - 7.63%, 4/01/05 - 3/24/25.........................    United States            500,039                500,039
   l Merrill Lynch & Co. Inc., 2.82%, 4/1/05 (Maturity Value
       $104,808,238), Collateralized by U.S. Government Agencies,
       1.25 - 5.85%, 4/07/05 - 1/13/20.........................    United States        104,800,000            104,800,000
 l,m Morgan Stanley & Company Inc., 2.90%, 4/1/05
       (Maturity Value $500,079), Collateralized by U.S. Government
       Agency Securities, 3.09% - 6.05%, 4/01/12 - 3/01/35.....    United States            500,040                500,040
     TOTAL REPURCHASE AGREEMENTS (COST $107,827,240)...........                                                107,827,240
                                                                                                            ---------------
     TOTAL INVESTMENTS (COST $3,956,242,014) 99.6%.............                                              5,609,069,454
                                                                                                            ---------------

     OPTIONS WRITTEN 0.0%F ....................................                                                    (60,225)
     SECURITIES SOLD SHORT (1.6)% .............................                                                (87,302,750)
     NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% .                                                 (2,965,351)
     OTHER ASSETS, LESS LIABILITIES 2.1% ......................                                                117,670,817
                                                                                                            ---------------
     NET ASSETS 100.0% ........................................                                             $5,636,411,945
                                                                                                            ---------------

                                                                                    ------------------
                                                                                        CONTRACTS
                                                                                    ------------------
     OPTIONS WRITTEN (PREMIUMS RECEIVED $47,646)
     DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% F
     Sprint Corp., May 22.50 Puts, 5/21/05 ....................    United States                803         $       60,225
                                                                                                            ---------------

                                                                                    ------------------
                                                                                         SHARES
                                                                                    ------------------
     SECURITIES SOLD SHORT 1.6%
     DIVERSIFIED FINANCIAL SERVICES 0.1%
     Nasdaq 100 ...............................................    United States            178,300              6,513,299
                                                                                                            ---------------

     DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
     Alltel Corp. .............................................    United States             83,400              4,574,490
     Sprint Corp. .............................................    United States            412,500              9,384,375
                                                                                                            ---------------
                                                                                                                13,958,865
                                                                                                            ---------------



30 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND                                               COUNTRY            SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
     SECURITIES SOLD SHORT (CONT.)
     FOOD PRODUCTS 0.5%
     Kraft Foods Inc., A ......................................    United States            776,718         $   25,670,530
                                                                                                            ---------------

     HEALTH CARE PROVIDERS & SERVICES 0.0% F
     Medco Health Solutions Inc. ..............................    United States             49,800              2,468,586
                                                                                                            ---------------

     HOTELS RESTAURANTS & LEISURE 0.1%
     Harrah's Entertainment Inc. ..............................    United States             77,630              5,013,345
                                                                                                            ---------------

     HOUSEHOLD PRODUCTS 0.1%
     Procter & Gamble Co. .....................................    United States            116,400              6,169,200
                                                                                                            ---------------

     MULTILINE RETAIL 0.1%
     Federated Department Stores Inc. .........................    United States            105,400              6,707,656
                                                                                                            ---------------

     OIL & GAS 0.0%F
     Cimarex Energy Co. .......................................    United States             62,300              2,429,700
                                                                                                            ---------------

     PHARMACEUTICALS 0.2%
     Johnson & Johnson ........................................    United States            150,130             10,082,731
                                                                                                            ---------------

     SOFTWARE 0.2%
     Symantec Corp. ...........................................    United States            388,600              8,288,838
                                                                                                            ---------------
     TOTAL SECURITIES SOLD SHORT (PROCEEDS $86,314,520) .......                                             $   87,302,750
                                                                                                            ---------------



CURRENCY ABBREVIATIONS:
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound


See Selected Portfolio Abbreviations on page 51.

a  Non-income producing.
b Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
c  A portion or all of the security is on loan as of March 31, 2005.
d  See Note 3 regarding Holdings of 5% Voting Securities.
e  See Note 2 regarding restricted securities.
f  Rounds to less than 0.05% of net assets.
g  See Note 4 regarding other considerations.
h  The principal amount is stated in U.S. dollars unless otherwise indicated.
i  Defaulted security.
j A portion or all of the security is segregated with broker for securities sold short.
k A portion or all of the security is traded on a discount basis with no stated coupon rate.
l At March 31, 2005, all repurchase agreements had been entered into on that date.
m  Investment from cash collateral received for loaned securities.


                                             Quarterly Statements of Investments
                                  | See Notes to Statements of Investments. | 31

Franklin Mutual Series Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
     MUTUAL DISCOVERY FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS 92.6%
     AEROSPACE & DEFENSE 0.4%
     Northrop Grumman Corp. ...................................    United States            433,600        $    23,405,728
     United Defense Industries Inc. ...........................    United States             49,700              3,648,974
                                                                                                           ----------------
                                                                                                                27,054,702
                                                                                                           ----------------

     AIRLINES 0.6%
   a Ace Aviation Holdings Inc. ...............................       Canada              1,262,790             39,571,492
a,b,cAir Canada Inc., Contingent Distribution .................       Canada            249,992,001                     --
                                                                                                           ----------------
                                                                                                                39,571,492
                                                                                                           ----------------

     AUTOMOBILES 0.2%
     Hero Honda Motors Ltd. ...................................        India              1,042,903             13,089,119
                                                                                                           ----------------

     BEVERAGES 5.1%
     Brown-Forman Corp., A ....................................    United States            143,200              7,883,160
     Brown-Forman Corp., B ....................................    United States            391,650             21,442,837
     Carlsberg AS, A ..........................................       Denmark               113,300              5,253,173
     Carlsberg AS, B ..........................................       Denmark             1,876,968             93,067,126
     Coca-Cola Enterprises Inc. ...............................    United States            894,300             18,351,036
     Diageo PLC ...............................................   United Kingdom          5,181,408             73,050,675
     Fomento Economico Mexicano SA de CV Femsa, ADR ...........       Mexico                991,000             53,068,050
     Heineken Holding NV, A ...................................     Netherlands           1,453,068             44,886,264
                                                                                                           ----------------
                                                                                                               317,002,321
                                                                                                           ----------------

     CAPITAL MARKETS 0.6%
   a A.B. Watley Group Inc. ...................................    United States            128,355                 12,835
     Leucadia National Corp. ..................................    United States          1,027,170             35,283,290
                                                                                                           ----------------
                                                                                                                35,296,125
                                                                                                           ----------------

     CHEMICALS 2.5%
     Givaudan AG ..............................................     Switzerland              88,065             56,540,646
     Linde AG .................................................       Germany               440,300             30,233,062
   a MG Technologies AG .......................................       Germany             1,191,777             15,263,545
     Solvay SA ................................................       Belgium               437,923             52,197,892
                                                                                                           ----------------
                                                                                                               154,235,145
                                                                                                           ----------------

     COMMERCIAL BANKS 3.8%
     Allied Irish Banks PLC ...................................       Ireland             4,877,727            101,989,469
     Bank of Ireland ..........................................       Ireland             2,475,126             39,111,502
     BNP Paribas SA ...........................................       France                427,700             30,299,321
   a Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 ..........        Japan              9,799,350              9,799,350
     Danske Bank ..............................................       Denmark             1,352,880             39,248,195
a,d,eFE Capital Holdings Ltd. .................................        Japan                 11,589             15,412,910
                                                                                                           ----------------
                                                                                                               235,860,747
                                                                                                           ----------------

     COMMERCIAL SERVICES & SUPPLIES 0.4%
   a Comdisco Holding Co., Inc. ...............................    United States                344                  6,278
   b Comdisco, Contingent Distribution ........................    United States         41,726,153                     --
     Fursys Inc. ..............................................     South Korea             366,100              5,325,091
     Republic Services Inc. ...................................    United States            597,700             20,010,996
 a,b Safety Kleen Corp., Contingent Distribution ..............    United States            520,000                     --
                                                                                                           ----------------
                                                                                                                25,342,365
                                                                                                           ----------------



32 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL DISCOVERY FUND                                            COUNTRY      SHARES/WARRANTS/CONTRACTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     COMPUTERS & PERIPHERALS
   a DecisionOne Corp. ........................................    United States             87,619        $            --
                                                                                                           ----------------

     CONSTRUCTION MATERIALS 0.8%
     Ciments Francais SA ......................................       France                399,572             38,484,632
     Hanil Cement Manufacturing Co. Ltd. ......................     South Korea             134,900              8,034,339
                                                                                                           ----------------
                                                                                                                46,518,971
                                                                                                           ----------------

     CONTAINERS & PACKAGING 0.8%
     Temple-Inland Inc. .......................................    United States            685,710             49,748,260
                                                                                                           ----------------

     DISTRIBUTORS 0.5%
     Compania de Distribucion Integral Logista SA .............        Spain                564,170             29,165,445
                                                                                                           ----------------

     DIVERSIFIED FINANCIAL SERVICES 8.9%
     Brascan Corp., A .........................................       Canada              2,147,100             81,129,828
     Euronext .................................................     Netherlands           1,357,836             48,316,241
     Fortis Group NV ..........................................       Belgium             2,195,540             62,641,893
     Guinness Peat Group PLC ..................................     New Zealand          19,778,076             29,265,835
     Irish Life & Permanent PLC ...............................       Ireland             2,899,665             51,383,043
     Jardine Matheson Holdings Ltd. ...........................      Hong Kong            3,549,000             61,752,600
     Jardine Strategic Holdings Ltd. ..........................      Hong Kong            7,356,100             73,561,000
     London Stock Exchange PLC ................................   United Kingdom            474,100              4,065,596
   b Marconi Corp., Contingent Distribution ...................   United Kingdom         33,909,700                     --
     Pargesa Holdings SA ......................................     Switzerland              18,959             72,114,571
     Remgro Ltd. ..............................................    South Africa           4,382,450             65,834,484
     Spinrite Income Fund, 144A ...............................       Canada                274,300              2,324,672
                                                                                                           ----------------
                                                                                                               552,238,763
                                                                                                           ----------------

     DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
a,e,fAboveNet Inc. ............................................    United States            332,512              7,968,118
a,b,fAboveNet Inc., Contingent Distribution ...................    United States         46,367,000                     --
a,e,fAboveNet Inc., wts., 9/08/08 .............................    United States             11,105                 88,840
a,e,fAboveNet Inc., wts., 9/08/10 .............................    United States             13,066                 62,717
     BCE Inc. .................................................       Canada                534,000             13,356,071
   a Belgacom SA ..............................................       Belgium               458,000             18,939,113
     Chunghwa Telecom Co. Ltd., ADR ...........................       Taiwan                999,982             21,189,619
   b Global Crossing Holdings Ltd., Contingent Distribution ...    United States         45,658,716                 57,073
     Koninklijke KPN NV .......................................     Netherlands           2,137,200             19,116,031
     MCI Inc. .................................................    United States            774,034             19,288,927
   a NTL Inc. .................................................   United Kingdom          1,315,722             83,772,020
     Sprint Corp., May 25.00 Calls, 5/21/05 ...................    United States                876                 26,280
 a,b Telewest Communications PLC, Contingent Distribution .....   United Kingdom         53,009,022                     --
 a,b Telewest Finance Ltd., Contingent Distribution ...........   United Kingdom          5,738,000                     --
    aTelewest Global Inc. .....................................   United Kingdom          3,124,100             55,577,739
                                                                                                           ----------------
                                                                                                               239,442,548
                                                                                                           ----------------

     ELECTRIC UTILITIES 0.2%
     E.ON AG ..................................................       Germany               161,500             13,838,132
                                                                                                           ----------------



                                        Quarterly Statements of Investments | 33

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL DISCOVERY FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     FOOD & STAPLES RETAILING 0.2%
   a Kroger Co. ...............................................    United States            375,800        $     6,024,074
   a Neighborcare Inc. ........................................    United States            228,044              6,670,287
                                                                                                           ----------------
                                                                                                                12,694,361
                                                                                                           ----------------

     FOOD PRODUCTS 7.3%
     Cadbury Schweppes PLC ....................................   United Kingdom          4,575,019             45,868,644
     CSM NV ...................................................     Netherlands           1,110,442             34,143,972
   d Farmer Brothers Co. ......................................    United States            904,637             21,666,056
     General Mills Inc. .......................................    United States            478,600             23,523,190
     Groupe Danone ............................................       France                606,400             60,331,074
     Lotte Confectionary Co. Ltd. .............................     South Korea              50,489             34,287,862
     Nestle SA ................................................     Switzerland             219,229             59,975,498
     Orkla ASA ................................................       Norway              4,730,282            173,166,507
     Unilever NV ..............................................     Netherlands              44,133              3,003,490
                                                                                                           ----------------
                                                                                                               455,966,293
                                                                                                           ----------------

     GAS UTILITIES 0.4%
     Tokyo Gas Co. Ltd. .......................................        Japan              6,217,500             25,048,587
                                                                                                           ----------------

     HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
     Guidant Corp. ............................................    United States            346,100             25,576,790
                                                                                                           ----------------

     HEALTH CARE PROVIDERS & SERVICES 0.8%
   a Accredo Health Inc. ......................................    United States            190,400              8,455,664
 a,f Kindred Healthcare Inc. ..................................    United States            934,740             31,168,905
 a,f Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ........    United States                449                 11,685
 a,f Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 .......    United States                223                  2,032
 a,f Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 .......    United States                675                  6,142
 a,f Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 .......    United States              2,259                 25,640
 a,f Kindred Healthcare Inc., wts., Series A, 4/20/06 .........    United States             88,766              3,394,190
 a,f Kindred Healthcare Inc., wts., Series B, 4/20/06 .........    United States            221,915              7,671,713
                                                                                                           ----------------
                                                                                                                50,735,971
                                                                                                           ----------------

     HOTELS RESTAURANTS & LEISURE 0.1%
   a Caesars Entertainment Inc. ...............................    United States             67,100              1,327,909
   a FHC Delaware Inc. ........................................    United States            212,022                736,967
a,d,eHancock Discovery LLC ....................................    United States          8,758,216                500,007
     Mandalay Resort Group ....................................    United States             83,200              5,864,768
                                                                                                           ----------------
                                                                                                                 8,429,651
                                                                                                           ----------------

     HOUSEHOLD DURABLES 0.2%
     Hunter Douglas NV ........................................     Netherlands             226,032             11,391,992
                                                                                                           ----------------

     HOUSEHOLD PRODUCTS 0.6%
     Amorepacific Corp. .......................................     South Korea             111,070             26,525,808
     KAO Corp. ................................................        Japan                520,900             11,974,434
                                                                                                           ----------------
                                                                                                                38,500,242
                                                                                                           ----------------

     INDUSTRIAL CONGLOMERATES 1.0%
     Siemens AG ...............................................       Germany               584,803             46,144,120
     Swire Pacific Ltd., B ....................................      Hong Kong           11,664,600             17,348,577
                                                                                                           ----------------
                                                                                                                63,492,697
                                                                                                           ----------------



34 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL DISCOVERY FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     INSURANCE 9.2%
   a Alleghany Corp. ..........................................    United States             73,575        $    20,380,175
   a Berkshire Hathaway Inc., A ...............................    United States                853             74,211,000
   a Berkshire Hathaway Inc., B ...............................    United States             38,270            109,299,120
     Catlin Group .............................................   United Kingdom          4,611,930             31,573,935
     E-L Financial Corp. Ltd. .................................       Canada                177,619             58,743,727
     Hartford Financial Services Group Inc. ...................    United States            511,000             35,034,160
a,d,eImagine Group Holdings Ltd. ..............................       Bermuda             4,551,501             46,614,334
     IPC Holdings Ltd. ........................................       Bermuda               325,665             12,792,121
     Montpelier Re Holdings Ltd. ..............................       Bermuda               107,027              3,761,999
     Old Republic International Corp. .........................    United States          1,518,550             35,367,030
 a,e Olympus Re Holdings Ltd. .................................       Bermuda                47,160              8,286,955
     Prudential Financial Inc. ................................    United States            421,200             24,176,880
     St. Paul Travelers Cos. Inc. .............................    United States            163,063              5,989,304
     White Mountains Insurance Group Inc. .....................    United States            175,415            106,740,028
                                                                                                           ----------------
                                                                                                               572,970,768
                                                                                                           ----------------

     LEISURE EQUIPMENT & PRODUCTS 0.6%
     Agfa Gevaert NV ..........................................       Belgium               367,220             12,847,916
     Mattel Inc. ..............................................    United States            721,400             15,401,890
     Shimano Inc. .............................................        Japan                339,500             11,397,930
                                                                                                           ----------------
                                                                                                                39,647,736
                                                                                                           ----------------

     MACHINERY 1.7%
     Joy Global Inc. ..........................................    United States             28,176                987,851
     Schindler Holding AG .....................................     Switzerland             212,277             78,614,538
     Schindler Holding AG, Reg D ..............................     Switzerland              65,126             24,772,053
                                                                                                           ----------------
                                                                                                               104,374,442
                                                                                                           ----------------

     MARINE 0.6%
     A P Moller - Maersk A/S ..................................       Denmark                 3,748             34,885,740
                                                                                                           ----------------

     MEDIA 8.1%
     Astral Media Inc., A .....................................       Canada              1,394,900             39,109,561
     Clear Channel Communications Inc. ........................    United States          1,154,900             39,809,403
   a Comcast Corp., A .........................................    United States            179,400              5,991,960
     Daekyo Co. Ltd. ..........................................     South Korea              31,760              2,312,940
     E.W. Scripps Co., A ......................................    United States            376,600             18,359,250
     EchoStar Communications Corp., A .........................    United States            581,900             17,020,575
     Hollinger International Inc. .............................    United States            880,440              8,637,116
   a JC Decaux SA .............................................       France                494,086             13,488,523
   a Liberty Media Corp., A ...................................    United States          4,255,518             44,129,722
     News Corp. Ltd., A .......................................    United States          2,205,500             37,317,060
   a NTL Inc. .................................................   United Kingdom          1,315,722             83,772,020
     Omnicom Group Inc. .......................................    United States            197,900             17,518,108
     Pearson PLC ..............................................   United Kingdom          1,876,457             22,873,675
     SES Global, FDR ..........................................     Luxembourg            6,440,290             82,483,265
   a TVMAX Holdings Inc. ......................................    United States            118,432                118,432
     Viacom Inc., B ...........................................    United States            454,300             15,823,269
     Washington Post Co., B ...................................    United States             60,003             53,642,682
                                                                                                           ----------------
                                                                                                               418,635,541
                                                                                                           ----------------



                                        Quarterly Statements of Investments | 35

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL DISCOVERY FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     METALS & MINING 7.4%
     Anglo American PLC .......................................   United Kingdom          3,561,117        $    84,463,210
     Anglo American PLC, ADR ..................................   United Kingdom              1,000                 23,900
   a Apollo Gold Corp. ........................................       Canada              1,115,900                516,684
     Barrick Gold Corp. .......................................       Canada                405,700              9,720,572
     Freeport McMoran Copper & Gold Inc., B ...................    United States            490,100             19,412,861
 a,d Gammon Lake Resources Inc. ...............................       Canada              4,402,100             25,551,070
   a Glamis Gold Ltd. .........................................       Canada                782,700             12,153,546
     Gold Fields Ltd. .........................................    South Africa             152,344              1,768,874
     Goldcorp Inc. ............................................       Canada                611,369              8,708,297
     Harmony Gold Mining Co. Ltd., ADR ........................    South Africa             438,500              3,420,300
     Hindalco Industries Inc. .................................        India                558,880             16,553,981
     Impala Platinum Holdings Ltd. ............................    South Africa             462,062             38,850,193
 a,e International Steel Group ................................    United States          2,689,230            100,913,356
   a Kinross Gold Corp. .......................................       Canada                687,500              4,183,720
   a LionOre Mining International Ltd. ........................       Canada              4,500,000             25,300,757
     Newmont Mining Corp. .....................................    United States          1,874,600             79,201,850
     Noranda Inc. .............................................       Canada              1,069,800             21,503,029
     Placer Dome Inc. .........................................       Canada                496,500              8,029,716
   a Randgold & Exploration Co. Ltd., ADR .....................    South Africa             143,100                259,011
   a Wheaton River Minerals Ltd., wts., 5/30/07 ...............       Canada                600,670              1,331,014
                                                                                                           ----------------
                                                                                                               461,865,941
                                                                                                           ----------------

     MULTI-UTILITIES & UNREGULATED POWER 0.2%
     Northwestern Corp. .......................................    United States            319,179              8,416,750
 a,b Northwestern Corp., Contingent Distribution ..............    United States          9,790,000                734,250
                                                                                                           ----------------
                                                                                                                 9,151,000
                                                                                                           ----------------

     MULTILINE RETAIL 0.2%
     May Department Stores Co. ................................    United States            375,800             13,912,116
                                                                                                           ----------------

     OIL & GAS 3.9%
   a Anchor Resources LLC .....................................    United States             53,272                     --
     Bharat Petroleum Corp. Ltd. ..............................        India                211,700              1,714,928
     BP PLC ...................................................   United Kingdom          2,095,000             21,716,922
     BP PLC, ADR ..............................................   United Kingdom            180,900             11,288,160
     Canadian Oil Sands Trust .................................       Canada                389,100             26,461,181
     Eni SpA ..................................................        Italy                847,600             22,007,736
   a Magnum Hunter Resources Inc. .............................    United States            156,800              2,526,048
     Oil & Natural Gas Corp. Ltd. .............................        India              1,095,168             22,135,307
     Statoil ASA ..............................................       Norway              2,194,100             37,391,170
     Suncor Energy Inc. .......................................       Canada              1,037,600             41,805,985
     Total SA, B ..............................................       France                127,671             29,872,594
     Total SA, B, ADR .........................................       France                208,648             24,459,805
                                                                                                           ----------------
                                                                                                               241,379,836
                                                                                                           ----------------

     PAPER & FOREST PRODUCTS 3.0%
   d Potlatch Corp. ...........................................    United States          2,796,650            131,638,315
     Weyerhaeuser Co. .........................................    United States            793,600             54,361,600
                                                                                                           ----------------
                                                                                                               185,999,915
                                                                                                           ----------------



36 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL DISCOVERY FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     PERSONAL PRODUCTS 0.2%
     Beiersdorf AG ............................................       Germany                61,310        $     6,864,323
     Gillette Co. .............................................    United States            132,900              6,708,792
                                                                                                           ----------------
                                                                                                                13,573,115
                                                                                                           ----------------

     PHARMACEUTICALS 2.0%
     Fujisawa Pharmaceutical Co. Ltd. .........................        Japan              1,218,800             28,529,218
     Pfizer Inc. ..............................................    United States            465,900             12,239,193
     Sanofi-Aventis ...........................................       France                388,595             32,767,853
     Takeda Pharmaceutical Co. Ltd. ...........................        Japan                672,500             32,047,701
     Wyeth ....................................................    United States            475,800             20,069,244
     Yamanouchi Pharmaceutical Co. Ltd. .......................        Japan                 42,300              1,431,959
                                                                                                           ----------------
                                                                                                               127,085,168
                                                                                                           ----------------

     REAL ESTATE 1.6%
   a Canary Wharf Group PLC ...................................   United Kingdom          5,400,183             29,188,523
     iStar Financial Inc. .....................................    United States          1,056,000             43,486,080
 a,e Security Capital European Realty .........................     Luxembourg               14,787                 92,419
a,d,eTorre Mayor Investments, LP ..............................       Mexico                    170             11,050,000
     Ventas Inc. ..............................................    United States            516,500             12,891,840
                                                                                                           ----------------
                                                                                                                96,708,862
                                                                                                           ----------------

     ROAD & RAIL 1.8%
     CSX Corp. ................................................    United States            443,700             18,480,105
 d,e Florida East Coast Industries Inc. .......................    United States          2,247,600             90,704,146
                                                                                                           ----------------
                                                                                                               109,184,251
                                                                                                           ----------------

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
     Samsung Electronics Co. Ltd. .............................     South Korea              55,500             27,381,818
                                                                                                           ----------------

     SOFTWARE 0.2%
   a Veritas Software Corp. ...................................    United States            599,200             13,913,424
                                                                                                           ----------------

     THRIFTS & MORTGAGE FINANCE 0.3%
     Hudson City Bancorp Inc. .................................    United States            422,433             15,439,926
                                                                                                           ----------------

     TOBACCO 12.7%
     Altadis SA ...............................................        Spain              3,181,151            130,102,944
     Altria Group Inc. ........................................    United States            995,105             65,069,916
     British American Tobacco PLC .............................   United Kingdom         10,342,443            182,365,380
     Gallaher Group PLC .......................................   United Kingdom          4,239,952             60,498,625
     Imperial Tobacco Group PLC ...............................   United Kingdom          5,733,336            150,503,727
     ITC Ltd. .................................................        India              1,202,467             36,996,337
     Japan Tobacco Inc. .......................................        Japan                  2,997             33,259,629
     KT & G Corp. .............................................     South Korea           1,586,130             51,442,054
     KT & G Corp., GDR, 144A ..................................     South Korea           4,680,078             75,723,662
                                                                                                           ----------------
                                                                                                               785,962,274
                                                                                                           ----------------




                                        Quarterly Statements of Investments | 37

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
     MUTUAL DISCOVERY FUND                                            COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     WIRELESS TELECOMMUNICATION SERVICES 0.3%
   a Nextel Communications Inc., A ............................    United States            433,300        $    12,314,386
   a Vast Solutions Inc., B1 ..................................    United States             36,976                     --
   a Vast Solutions Inc., B2 ..................................    United States             36,976                     --
   a Vast Solutions Inc., B3 ..................................    United States             36,976                     --
   a Western Wireless Corp., A ................................    United States            164,000              6,225,440
                                                                                                           ----------------
                                                                                                                18,539,826
                                                                                                           ----------------

     TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
      (COST $4,021,182,737) ...................................                                              5,761,003,418
                                                                                                           ----------------

     PREFERRED STOCKS 0.3%
     DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%G
     PTV Inc., 10.00%, pfd., A ................................   United Kingdom             86,280                301,980
                                                                                                           ----------------

     ELECTRIC UTILITIES 0.0%G
   a Montana Power Co., 8.45%, pfd. ...........................    United States             49,500                408,375
                                                                                                           ----------------

     FOOD PRODUCTS 0.0%G
     Unilever NV, pfd. ........................................     Netherlands             494,300                 64,076
                                                                                                           ----------------

     METALS & MINING 0.3%
a,d,e,f Esmark Inc., Series A, 10.00%, cvt., pfd. .............    United States             18,647             18,646,800
                                                                                                           ----------------
     TOTAL PREFERRED STOCKS (COST $19,567,665) ................                                                 19,421,231
                                                                                                           ----------------


                                                                                     ---------------------
                                                                                       PRINCIPAL AMOUNT H
                                                                                     ---------------------
     CORPORATE BONDS & NOTES 1.5%
     Ace Aviation Holdings Inc., cvt., 4.25%, 6/01/35 .........       Canada              2,761,000 CAD          2,297,695
   e Anchor Resources LLC, 12.00%, 12/17/06 ...................    United States             24,923                 24,923
     Calpine Generating Co., 144A, FRN, 11.169%, 4/01/11 ......    United States          5,284,000              5,072,640
     Eurotunnel PLC, FRN,
       6.149%, 12/31/18, Tier 2 ...............................   United Kingdom          6,155,799 GBP          9,336,134
       6.149%, 12/31/25, Tier 3 ...............................   United Kingdom         24,432,938 GBP         17,777,637
     Eurotunnel SA, FRN,
       3.44%, 12/31/18, Tier 2 (LIBOR) ........................       France              1,420,047 EUR          1,477,241
       3.44%, 12/31/25, Tier 3 (LIBOR) ........................       France             27,236,561 EUR         13,593,036
       3.438%, 12/31/18, Tier 2 (PIBOR) .......................       France                628,134 EUR            653,432
       3.438%, 12/31/25, Tier 3 (PIBOR) .......................       France              5,943,809 EUR          2,966,396
     Motor Coach Industries International Inc., FRN, 15.89%,
      10/01/08 ................................................    United States         25,300,622             25,300,622
   e Seton House Finance Ltd., zero cpn., 2/07/12 .............   United Kingdom         41,212,000 EUR         13,622,830
     TVMAX Holdings Inc., PIK,
       11.50%, 6/30/05 ........................................    United States            161,502                161,502
       14.00%, 6/30/05 ........................................    United States            493,998                493,998
                                                                                                           ----------------
     TOTAL CORPORATE BONDS & NOTES (COST $104,352,543) ........                                                 92,778,086
                                                                                                           ----------------




38 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
    MUTUAL DISCOVERY FUND                                             COUNTRY          PRINCIPAL AMOUNT H         VALUE
---------------------------------------------------------------------------------------------------------------------------
     BONDS & NOTES IN REORGANIZATION 2.1%
   i Adelphia Communications Corp.,
       9.25%, 10/01/02 ........................................    United States          4,491,000        $     3,806,122
       8.125%, 7/15/03 ........................................    United States            650,000                546,000
       7.50%, 1/15/04 .........................................    United States          1,655,000              1,357,100
       10.50%, 7/15/04 ........................................    United States          2,605,000              2,344,500
       9.875%, 3/01/05 ........................................    United States          1,168,000              1,010,320
       10.25%, 11/01/06 .......................................    United States          5,186,000              4,537,750
       9.875%, 3/01/07 ........................................    United States            167,000                142,785
       8.375%, 2/01/08 ........................................    United States          4,053,000              3,445,050
       7.75%, 1/15/09 .........................................    United States          8,875,000              7,455,000
       7.875%, 5/01/09 ........................................    United States          4,280,000              3,552,400
       9.375%, 11/15/09 .......................................    United States          3,968,000              3,551,360
       10.875%, 10/01/10 ......................................    United States          3,229,000              2,873,810
       10.25%, 6/15/11 ........................................    United States          2,908,000              2,697,170
   i Aiken Cnty S C  Indl Rev Beloit, 6.00%, 12/01/11 .........    United States            280,000                     --
   i Armstrong Holdings Inc.,
       6.50%, 8/15/05 .........................................    United States            982,000                667,760
       9.75%, 4/15/08 .........................................    United States          1,837,000              1,249,160
       Revolver, 10/29/03 .....................................    United States          1,912,950              1,315,153
       Trade Claim ............................................    United States          5,129,100              3,526,256
   i Century Communications Corp.,
       9.50%, 3/01/05 .........................................    United States            735,000                764,400
       8.875%, 1/15/07 ........................................    United States            262,000                269,860
       8.75%, 10/01/07 ........................................    United States          1,677,000              1,685,385
       8.375%, 12/15/07 .......................................    United States            392,000                397,880
       Series B, zero cpn., 1/15/08 ...........................    United States          4,045,000              2,406,775
       zero cpn., 3/15/03 .....................................    United States          6,285,000              5,750,775
   i DecisionOne Corp., Term Loan .............................    United States          2,638,349                659,587
   i Mirant Corp.,
       Tranche C Revolver, 4/01/04 ............................    United States          5,745,885              4,158,584
       4 Year Revolver, 7/17/05 ...............................    United States          3,628,035              2,920,568
       364 Day Revolver,7/16/03 ...............................    United States          9,888,400              7,156,730
   i Owens Corning, Revolver, 6/26/02 .........................    United States         20,308,034             21,831,137
   i Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 ..    United States            150,000                     --
   i Safety Kleen Services, 9.25%, 6/01/08 ....................    United States             40,000                     20
   i Teco Panda,
       Bank Claim, 6/12/06 ....................................    United States          1,664,400              1,048,572
       Bank Claim #2, 6/12/06 .................................    United States         12,815,600              8,842,764
       Bank Claim #3, 5/30/06 .................................    United States            514,888                514,888
       Project L/C Loan Facility, 6/12/06 .....................    United States          1,653,650              1,141,019
   i Trump Atlantic,
       11.25%, 5/01/06 ........................................    United States         18,480,000             18,202,800
       Series B, 11.25%, 5/01/06 ..............................    United States          5,431,000              5,349,535
       Series B, 144A, 11.25%, 5/01/06 ........................    United States            335,000                329,975
                                                                                                           ----------------
    TOTAL BONDS & NOTES IN REORGANIZATION (COST $110,101,760) .                                                127,508,950
                                                                                                           ----------------





                                        Quarterly Statements of Investments | 39

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
    MUTUAL DISCOVERY FUND                                             COUNTRY      SHARES/PRINCIPAL AMOUNT H      VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMPANIES IN LIQUIDATION 0.0%G
   a City Investing Co. Liquidating Trust .....................    United States            125,500        $       238,450
   a MBOP Liquidating Trust ...................................    United States            273,144                     36
   a Petrie Stores Liquidating Trust, CBI .....................    United States          1,213,700                667,535
   a United Cos. Financial Corp.,
       Bank Claim .............................................    United States             77,701                     --
       Revolver ...............................................    United States         19,711,401                     --
                                                                                                           ----------------
     TOTAL COMPANIES IN LIQUIDATION (COST $102,845) ...........                                                    906,021
                                                                                                           ----------------

     GOVERNMENT AGENCIES 2.5%
 j,k Federal Home Loan Bank, 2.26% - 3.35%,
       4/28/05 - 1/26/07 ......................................    United States        119,500,000            118,228,366
     Federal National Mortgage Association, 1.81% - 2.20%,
       12/23/05 - 12/18/06 ....................................    United States         20,000,000             19,592,130
     Kingdom of Norway, 6.75%, 1/15/07 ........................       Norway             51,550,000 NOK          8,711,864
   k U.S. Treasury Bill, 7/28/05 ..............................    United States         10,000,000              9,908,190
                                                                                                           ----------------
     TOTAL GOVERNMENT AGENCIES (COST $156,972,401) ............                                                156,440,550
                                                                                                           ----------------

     SHORT TERM INVESTMENTS (COST $14,904,333) .2%
     Bradford & Bingley PLC, Commercial Paper, 6/20/05 ........   United Kingdom         15,000,000             14,896,219
                                                                                                           ----------------

     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
      (COST $4,427,184,284) ...................................                                              6,172,954,475
                                                                                                           ----------------

     REPURCHASE AGREEMENTS 0.4%
 l,m Barclays Capital Inc., 2.84%, 4/01/05 (Maturity Value $470,074),
      Collateralized by U.S. Government Agency Securities,
      0.00 - 6.38%, 4/15/05 - 7/09/21..........................    United States            470,037                470,037
 l,m Bear Stearns & Co. LLC, 2.85%, 4/01/05 (Maturity Value
      $300,048) Collateralized by U.S. Government Agency Securities,
      0.00 - 7.25%, 4/05/05 - 3/15/31..........................    United States            300,024                300,024
 l,m Goldman Sachs & Co., 2.90%, 4/01/05 (Maturity Value $620,100),
      Collateralized by U.S. Government Agency Securities,
      4.00 - 9.50%, 11/01/07 - 3/01/35.........................    United States            620,050                620,050
 l,m JP Morgan Securities, 2.89%, 4/01/05 (Maturity Value $600,096),
      Collateralized by U.S. Government Agency Securities,
      3.14 - 5.64%, 7/01/20 - 1/01/35..........................    United States           $600,048                600,048
 l,m Merrill Lynch GSI, 2.83%, 4/01/05 (Maturity Value $600,094),
      Collateralized by U.S. Treasury Bills, Notes and Bonds
      0.00 - 7.63%, 4/01/05 - 3/24/25..........................    United States            600,047                600,047
   l Merrill Lynch & Co., 2.82%, 4/01/05 (Maturity Value
      $24,301,904), Collateralized by U.S. Government Agency
      Security, 6.875%, 9/15/10................................    United States         24,300,000             24,300,000
 l,m Morgan Stanley & Co. Inc., 2.90%, 4/01/05 (Maturity Value
      $600,096), Collateralized by U.S. Government Agency Securities,
      3.09 - 6.05%, 4/01/12 - 3/01/35..........................    United States            600,048                600,048
                                                                                                           ----------------
     TOTAL REPURCHASE AGREEMENTS (COST $27,490,254)                                                             27,490,254
                                                                                                           ----------------
     TOTAL INVESTMENTS (COST $4,454,674,538) 99.7% ............                                              6,200,444,729




40 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
    MUTUAL DISCOVERY FUND                                                                                         VALUE
---------------------------------------------------------------------------------------------------------------------------
     OPTIONS WRITTEN 0.0%G ....................................                                            $       (65,700)
     SECURITIES SOLD SHORT (1.3)% .............................                                                (82,685,023)
     NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% .                                                 (6,925,716)
     OTHER ASSETS, LESS LIABILITIES 1.8% ......................                                                109,261,618
                                                                                                           ----------------

     NET ASSETS 100.0% ........................................                                            $ 6,220,029,908
                                                                                                           ----------------


                                                                 ---------------------------------------
                                                                       COUNTRY            CONTRACTS
                                                                 ---------------------------------------
     OPTIONS WRITTEN (PREMIUMS RECEIVED $51,978)
     DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%G
     Sprint Corp., May 22.50 Puts, 5/21/05 ....................    United States                876        $        65,700
                                                                                                           ----------------


                                                                                    --------------------
                                                                                            SHARES
                                                                                    --------------------
     SECURITIES SOLD SHORT 1.3%
     DIVERSIFIED FINANCIAL SERVICES 0.1%
     Nasdaq 100 ...............................................    United States            176,900              6,462,158
                                                                                                           ----------------

     DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
     Alltel Corp. .............................................    United States             88,020              4,827,897
     Sprint Corp. .............................................    United States            435,500              9,907,625
                                                                                                           ----------------
                                                                                                                14,735,522
                                                                                                           ----------------

     FOOD PRODUCTS 0.4%
     Kraft Foods Inc., A ......................................    United States            661,443             21,860,691
                                                                                                           ----------------

     HEALTH CARE PROVIDERS & SERVICES 0.0%G
     Medco Health Solutions Inc. ..............................    United States             53,600              2,656,952
                                                                                                           ----------------

     HOTELS RESTAURANTS & LEISURE 0.0%G
     Harrah's Entertainment Inc. ..............................    United States             15,000                968,700
                                                                                                           ----------------

     HOUSEHOLD PRODUCTS 0.1%
     Procter & Gamble Co. .....................................    United States            130,600              6,921,800
                                                                                                           ----------------

     MULTILINE RETAIL 0.1%
     Federated Department Stores Inc. .........................    United States            113,300              7,210,412
                                                                                                           ----------------

     OIL & GAS 0.1%
     Cimarex Energy Co. .......................................    United States             65,000              2,535,000
                                                                                                           ----------------

     PHARMACEUTICALS 0.2%
     Johnson & Johnson ........................................    United States            155,628             10,451,976
                                                                                                           ----------------

     SOFTWARE 0.1%
     Symantec Corp. ...........................................    United States            416,400              8,881,812
                                                                                                           ----------------
     TOTAL SECURITIES SOLD SHORT (PROCEEDS $82,420,594) .......                                            $    82,685,023
                                                                                                           ----------------





                                        Quarterly Statements of Investments | 41

Franklin Mutual Series Fund, Inc.

--------------------------------------------------------------------------------
    MUTUAL DISCOVERY FUND
--------------------------------------------------------------------------------


CURRENCY ABBREVIATIONS:
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone

See Selected Portfolio Abbreviations on page 51.

a  Non-income producing.
b Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
c  A portion or all of the security is on loan as of March 31, 2005.
d  See Note 3 regarding Holdings of 5% Voting Securities.
e  See Note 2 regarding restricted securities.
f  See Note 4 regarding other considerations.
g  Rounds to less than 0.05% of net assets.
h  The principal amount is stated in U.S. dollars unless otherwise indicated.
i  Defaulted security.
j A portion or all of the security is segregated with broker for securities sold short.
k A portion or all of the security is traded on a discount basis with no stated coupon rate.
l  Investments from cash collateral received for loaned securities.
m At March 31, 2005, all repurchase agreements had been entered into on that date.


42 | See Notes to Statements of Investments. |
Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   MUTUAL EUROPEAN FUND                                               COUNTRY           SHARES/WARRANTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS 83.9%
   BEVERAGES 5.2%
   C&C Group PLC ..............................................       Ireland             1,183,200         $    4,785,378
   Carlsberg AS, A ............................................       Denmark                28,600              1,326,044
   Carlsberg AS, B ............................................       Denmark               539,506             26,750,734
   Diageo PLC .................................................   United Kingdom          1,721,908             24,276,517
   Heineken Holding NV, A .....................................     Netherlands             671,476             20,742,353
                                                                                                            ---------------
                                                                                                                77,881,026
                                                                                                            ---------------

   BUILDING PRODUCTS 0.2%
   Geberit AG .................................................     Switzerland               4,900              3,588,363
                                                                                                            ---------------

   CAPITAL MARKETS 1.2%
   Aareal Bank AG .............................................       Germany                22,600                791,291
   Schroders PLC ..............................................   United Kingdom          1,139,584             15,226,615
   Schroders PLC, non-voting ..................................   United Kingdom            244,377              3,036,643
                                                                                                            ---------------
                                                                                                                19,054,549
                                                                                                            ---------------

   CHEMICALS 3.4%
   Givaudan AG ................................................     Switzerland              32,675             20,978,432
   Linde AG ...................................................       Germany               184,723             12,683,947
 a MG Technologies AG .........................................       Germany               415,494              5,321,391
   Solvay SA ..................................................       Belgium               109,700             13,075,606
                                                                                                            ---------------
                                                                                                                52,059,376
                                                                                                            ---------------

   COMMERCIAL BANKS 7.4%
   Allied Irish Banks PLC .....................................       Ireland             1,813,400             37,916,781
   Bank of Ireland ............................................       Ireland             1,034,775             16,351,331
   BNP Paribas SA .............................................       France                200,200             14,182,661
   Danske Bank ................................................       Denmark               444,900             12,906,926
   KBC Bancassurance Holding NV ...............................       Belgium               358,389             30,220,765
                                                                                                            ---------------
                                                                                                               111,578,464
                                                                                                            ---------------

   COMMERCIAL SERVICES & SUPPLIES 0.5%
 a Techem AG ..................................................       Germany               190,982              8,298,506
                                                                                                            ---------------

   CONSTRUCTION & ENGINEERING 1.3%
   Imtech NV ..................................................     Netherlands             606,012             19,796,355
                                                                                                            ---------------

   CONSTRUCTION MATERIALS 1.5%
   Ciments Francais SA ........................................       France                113,977             10,977,653
   Italcementi SpA ............................................        Italy                722,765             12,161,168
                                                                                                            ---------------
                                                                                                                23,138,821
                                                                                                            ---------------

   DISTRIBUTORS 1.3%
   Compania de Distribucion Integral Logista SA ...............        Spain                322,008             16,646,590
   Inchcape PLC ...............................................   United Kingdom             61,661              2,309,680
                                                                                                            ---------------
                                                                                                                18,956,270
                                                                                                            ---------------





                                        Quarterly Statements of Investments | 43

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
   MUTUAL EUROPEAN FUND                                               COUNTRY           SHARES/WARRANTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
   DIVERSIFIED FINANCIAL SERVICES 4.7%
   Euronext ...................................................     Netherlands             459,879         $   16,363,998
   Fortis Group NV ............................................       Belgium               608,100             17,349,962
   Irish Life & Permanent PLC .................................       Ireland             1,045,905             18,533,790
   London Stock Exchange PLC ..................................   United Kingdom            232,600              1,994,637
 b Marconi Corp., Contingent Distribution .....................   United Kingdom         28,582,000                     --
   Pargesa Holdings SA ........................................     Switzerland               4,384             16,675,472
                                                                                                            ---------------
                                                                                                                70,917,859
                                                                                                            ---------------

   DIVERSIFIED TELECOMMUNICATION SERVICES 5.8%
a,c,d AboveNet Inc. ...........................................    United States             83,713              2,006,048
a,b,d AboveNet Inc., Contingent Distribution ..................    United States         11,722,000                      0
a,c,d AboveNet Inc., wts., 9/08/08 ............................    United States              2,816                 22,528
a,c,d AboveNet Inc., wts., 9/08/10 ............................    United States              3,313                 15,903
 a Belgacom SA ................................................       Belgium               169,600              7,013,261
   Koninklijke KPN NV .........................................     Netherlands           1,085,300              9,707,388
 a NTL Inc. ...................................................   United Kingdom            623,405             39,692,197
   Swisscom AG ................................................     Switzerland              35,000             12,830,212
   Telekom Austria AG .........................................       Austria               615,000             12,038,033
a,bTelewest Communications PLC, Contingent Distribution .......   United Kingdom          1,090,947                     --
a,bTelewest Finance Ltd., Contingent Distribution .............   United Kingdom          1,465,000                     --
 a Telewest Global Inc. .......................................   United Kingdom            199,109              3,542,149
                                                                                                            ---------------
                                                                                                                86,867,719
                                                                                                            ---------------

   ELECTRIC UTILITIES 0.4%
   E.ON AG ....................................................       Germany                54,700              4,686,971
                                                                                                            ---------------

   ENERGY EQUIPMENT & SERVICES 0.5%
   Fugro NV ...................................................     Netherlands              90,665              8,244,623
                                                                                                            ---------------

   FOOD & STAPLES RETAILING 1.2%
   Carrefour SA ...............................................       France                146,600              7,780,102
   Groupe Bourbon .............................................       France                169,849             10,150,032
                                                                                                            ---------------
                                                                                                                17,930,134
                                                                                                            ---------------

   FOOD PRODUCTS 11.5%
   Cadbury Schweppes PLC ......................................   United Kingdom          2,410,112             24,163,522
   CSM NV .....................................................     Netherlands             381,400             11,727,322
   Groupe Danone ..............................................       France                308,470             30,689,852
   Nestle SA ..................................................     Switzerland             166,037             45,423,515
   Orkla ASA ..................................................       Norway              1,375,940             50,370,512
   Rieber & Son ASA ...........................................       Norway              1,006,150              8,930,466
   Unilever NV ................................................     Netherlands              24,578              1,672,666
                                                                                                            ---------------
                                                                                                               172,977,855
                                                                                                            ---------------

   HEALTH CARE PROVIDERS & SERVICES 0.9%
   OPG Groep NV ...............................................     Netherlands             124,065              7,928,658
   Rhoen-Klinikum AG ..........................................       Germany                86,307              5,477,607
                                                                                                            ---------------
                                                                                                                13,406,265
                                                                                                            ---------------



44 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
   MUTUAL EUROPEAN FUND                                               COUNTRY           SHARES/WARRANTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
   HOUSEHOLD DURABLES 1.3%
   Hunter Douglas NV ..........................................     Netherlands             375,329         $   18,916,547
                                                                                                            ---------------

   INDUSTRIAL CONGLOMERATES 1.1%
   Siemens AG .................................................       Germany               192,500             15,189,291
   Wendel Investissement ......................................       France                 22,751              1,809,333
                                                                                                            ---------------
                                                                                                                16,998,624
                                                                                                            ---------------

   INSURANCE 4.3%
 a Berkshire Hathaway Inc., A .................................    United States                203             17,661,000
   Catlin Group ...............................................   United Kingdom          1,136,400              7,779,958
   Montpelier Re Holdings Ltd. ................................       Bermuda                36,493              1,282,729
a,cOlympus Re Holdings Ltd. ...................................       Bermuda                16,080              2,825,577
   White Mountains Insurance Group Inc. .......................    United States             58,172             35,397,662
                                                                                                            ---------------
                                                                                                                64,946,926
                                                                                                            ---------------

   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Agfa Gevaert NV ............................................       Belgium                95,626              3,345,664
                                                                                                            ---------------

   MACHINERY 4.3%
   Kone Corp., B ..............................................       Finland               289,690             22,516,382
   Schindler Holding AG .......................................     Switzerland              64,878             24,026,880
   Schindler Holding AG, Reg D ................................     Switzerland              49,081             18,668,998
                                                                                                            ---------------
                                                                                                                65,212,260
                                                                                                            ---------------

   MARINE 1.1%
   A P Moller - Maersk A/S ....................................       Denmark                 1,739             16,186,313
                                                                                                            ---------------

   MEDIA 2.6%
   Hollinger International Inc. ...............................    United States            215,694              2,115,958
 a JC Decaux SA ...............................................       France                212,783              5,808,965
   NV Holdingsmig De Telegraaf ................................     Netherlands             137,519              3,547,474
   Pearson PLC ................................................   United Kingdom            463,600              5,651,201
   SES Global, FDR ............................................     Luxembourg            1,806,864             23,141,201
                                                                                                            ---------------
                                                                                                                40,264,799
                                                                                                            ---------------

   METALS & MINING 4.8%
   Anglo American PLC .........................................   United Kingdom          1,919,281             45,521,850
   Anglo American PLC, ADR ....................................   United Kingdom                200                  4,780
   Barrick Gold Corp. .........................................       Canada                 15,400                368,984
   Highland Gold Mining Ltd. ..................................   United Kingdom            624,200              2,418,328
 a KGHM Polska Miedz SA .......................................       Poland              1,572,454             15,331,302
 a KGHM Polska Miedz SA, GDR ..................................       Poland                 26,800                528,764
 a Rio Narcea Gold Mines Ltd. .................................       Canada              4,430,100              7,508,955
 a Southern African Resources PLC .............................   United Kingdom          2,631,000              1,317,663
                                                                                                            ---------------
                                                                                                                73,000,626
                                                                                                            ---------------

   MULTILINE RETAIL 0.3%
   Jelmoli Holding AG .........................................     Switzerland               3,025              4,362,251
                                                                                                            ---------------



                                        Quarterly Statements of Investments | 45

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
   MUTUAL EUROPEAN FUND                                               COUNTRY           SHARES/WARRANTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
   OIL & GAS 3.8%
   BP PLC .....................................................   United Kingdom            747,800         $    7,751,749
   Eni SpA ....................................................        Italy                361,200              9,378,474
   Norsk Hydro ASA ............................................       Norway                 88,200              7,278,789
   Royal Dutch Petroleum Co. ..................................     Netherlands             110,700              6,618,208
   Statoil ASA ................................................       Norway                770,200             13,125,509
   Total SA, B ................................................       France                 53,750             12,576,481
                                                                                                            ---------------
                                                                                                                56,729,210
                                                                                                            ---------------

   PERSONAL PRODUCTS 0.1%
   Beiersdorf AG ..............................................       Germany                15,635              1,750,509
                                                                                                            ---------------

   PHARMACEUTICALS 0.5%
   Sanofi-Aventis .............................................       France                 94,596              7,976,705
                                                                                                            ---------------

   REAL ESTATE 0.1%
 a Canary Wharf Group PLC .....................................   United Kingdom            192,100              1,038,320
a,cSecurity Capital European Realty ...........................     Luxembourg                5,281                 33,006
                                                                                                            ---------------
                                                                                                                 1,071,326
                                                                                                            ---------------

   SPECIALTY RETAIL 0.2%
   Fielmann AG ................................................       Germany                34,954              2,403,730
                                                                                                            ---------------

   TOBACCO 12.2%
   Altadis SA .................................................        Spain              1,086,551             44,437,841
   British American Tobacco PLC ...............................   United Kingdom          4,149,658             73,169,749
   Gallaher Group PLC .........................................   United Kingdom          1,488,171             21,234,273
   Imperial Tobacco Group PLC .................................   United Kingdom          1,703,904             44,728,567
                                                                                                            ---------------
                                                                                                               183,570,430
                                                                                                            ---------------

   TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
     (COST $887,892,366) ......................................                                              1,266,119,076
                                                                                                            ---------------

   PREFERRED STOCKS 1.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%F
   PTV Inc., 10.00%, A, pfd. ..................................   United Kingdom             46,841                163,944
                                                                                                            ---------------

   FOOD PRODUCTS 0.0%F
   Unilever NV, pfd. ..........................................     Netherlands             275,284                 35,685
                                                                                                            ---------------

   HEALTH CARE PROVIDERS & SERVICES 0.6%
   Rhoen Klinikum AG, pfd. ....................................       Germany               136,718              8,515,743
                                                                                                            ---------------

   MACHINERY 0.6%
   Jungheinrich AG, pfd. ......................................       Germany               452,549              9,503,511
                                                                                                            ---------------
   TOTAL PREFERRED STOCKS (COST $17,933,109) ..................                                                 18,218,883
                                                                                                            ---------------

                                                                                    ----------------------
                                                                                      PRINCIPAL AMOUNT E
                                                                                    ----------------------
   CORPORATE BONDS & NOTES 3.7%
   Eurotunnel PLC,
      FRN, 6.149%, 12/31/18, Tier 2 ...........................   United Kingdom          7,595,283 GBP         11,519,314
      FRN, 6.149%, 12/31/25, Tier 3 ...........................   United Kingdom         14,544,322 GBP         10,582,587
      Participating Loan Note, 1.00%, 4/30/40 .................   United Kingdom            210,000 GBP             47,625



46 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
   MUTUAL EUROPEAN FUND                                               COUNTRY          PRINCIPAL AMOUNT E         VALUE
---------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (CONT.)
   Eurotunnel SA, FRN,
      3.44%, 12/31/18, Tier 2 (LIBOR) .........................       France                988,713 EUR     $    1,028,534
      3.44%, 12/31/25, Tier 3 (LIBOR) .........................       France              8,732,014 EUR          4,357,914
      3.438%, 12/31/18, Tier 2 (PIBOR) ........................       France                437,395 EUR            455,011
      3.438%, 12/31/25, Tier 3 (PIBOR) ........................       France              5,798,977 EUR          2,894,114
 c Seton House Finance Ltd., zero cpn., 2/07/12 ...............   United Kingdom         76,357,000 EUR         25,240,184
                                                                                                            ---------------
   TOTAL CORPORATE BONDS & NOTES (COST $61,194,282) ...........                                                 56,125,283
                                                                                                            ---------------

   GOVERNMENT AGENCIES 3.7%
 g Federal Home Loan Bank, 4/08/05 - 1/26/06 ..................    United States         37,500,000             37,066,275
   Federal Republic of Germany, 2.50%, 9/16/05 ................       Germany            12,500,000 EUR         16,228,789
   Kingdom of Norway, 6.75%, 1/15/07 ..........................       Norway             13,450,000 NOK          2,273,028
                                                                                                            ---------------
   TOTAL GOVERNMENT AGENCIES (COST $54,412,634) ...............                                                 55,568,092
                                                                                                            ---------------

   SHORT TERM INVESTMENTS 3.7%
 g Bradford & Bingley PLC,
      Commercial Paper, 4/01/05 ...............................   United Kingdom         20,000,000             20,000,000
      Commercial Paper, 6/20/05 ...............................   United Kingdom         10,000,000              9,930,813
 g HBOS Treasury Services, Commercial Paper, 4/06/05 ..........   United Kingdom         10,000,000              9,995,317
 g Westlb AG, Commercial Paper, 4/25/05 .......................       Germany            15,000,000             14,969,271
                                                                                                            ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $54,901,876) ............                                                 54,895,401
                                                                                                            ---------------

   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
     (COST $1,076,334,267) ....................................                                              1,450,926,735
                                                                                                            ---------------


   REPURCHASE AGREEMENTS (COST $19,700,000) 1.3%
 h Merrill Lynch & Co. Inc., 2.82%, 04/01/05, (Maturity Value
     $19,701,543), Collateralized by U.S. Government Agency
     Security, 6.88%, 9/15/10 .................................    United States         19,700,000             19,700,000
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $1,096,034,267) 97.5% ..............                                              1,470,626,735
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.2)% ...                                                 (2,601,592)
   OTHER ASSETS, LESS LIABILITIES 2.7% ........................                                                 40,445,738
                                                                                                            ---------------

   NET ASSETS 100.0%...........................................                                             $1,508,470,881
                                                                                                            ---------------


CURRENCY ABBREVIATIONS:
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone

See Selected Portfolio Abbreviations on page 51.
a Non-income producing.
b Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
c See Note 2 regarding restricted securities.
d See Note 4 regarding other considerations.
e The principal amount is stated in U.S. dollars unless otherwise indicated.
f Rounds to less than 0.05% of net assets.
g A portion or all of the security is traded on a discount basis with no stated
  coupon rate.
h At March 31, 2005, all repurchase agreements had been entered into on that date.

                                             Quarterly Statements of Investments
                                  | See Notes to Statements of Investments. | 47

Franklin Mutual Series Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   MUTUAL FINANCIAL SERVICES FUND                                                COUNTRY     SHARES/WARRANTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS 78.6%
   CAPITAL MARKETS 4.5%
 a A.B. Watley Group Inc. ................................................    United States       128,365     $     12,836
   Aareal Bank AG ........................................................       Germany           42,000        1,470,542
   DT Beteiligungs AG ....................................................       Germany          484,099        7,185,271
 a KKR Financial Corp., 144A .............................................    United States       764,800        8,030,400
   Leucadia National Corp. ...............................................    United States       131,175        4,505,861
   MCG Capital Corp. .....................................................    United States       505,900        7,783,272
                                                                                                              -------------
                                                                                                                28,988,182
                                                                                                              -------------

   COMMERCIAL BANKS 22.8%
   Allied Irish Banks PLC ................................................       Ireland        1,106,400       23,133,962
   Bank of Ireland .......................................................       Ireland          895,572       14,151,669
   BNP Paribas SA ........................................................       France           177,600       12,581,621
a,bCentennial Bank Holdings Inc. .........................................    United States       946,861       10,178,756
 a Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .......................        Japan         1,856,774        1,856,774
   City National Corp. ...................................................    United States        90,253        6,301,464
   Danske Bank ...........................................................       Denmark          431,100       12,506,576
a,bElephant Capital Holdings Ltd. ........................................        Japan             2,090        2,779,673
   First Community Bancorp ...............................................    United States       327,160       14,493,187
   Laurentian Bank of Canada .............................................       Canada           442,000        9,611,476
   PNC Financial Services Group ..........................................    United States        88,400        4,550,832
   Prosperity Bancshares Inc. ............................................    United States       152,837        4,048,652
 a Signature Bank ........................................................    United States       429,500       11,386,045
a,b,c State National Bancshares Inc. .....................................    United States       507,936       14,222,208
 a Texas Capital Bancshares Inc. .........................................    United States       282,000        5,922,000
                                                                                                              -------------
                                                                                                               147,724,875
                                                                                                              -------------

   COMMERCIAL SERVICES & SUPPLIES 1.0%
 a Comdisco Holding Co., Inc. ............................................    United States            38              694
 d Comdisco Contingent Distribution ......................................    United States     4,645,036               --
a,cIntegrated Alarm Services .............................................    United States     1,277,700        6,388,500
                                                                                                              -------------
                                                                                                                 6,389,194
                                                                                                              -------------

   CONSUMER FINANCE 0.2%
   Credia Co. Ltd. .......................................................        Japan            48,100        1,345,706
 a Union Acceptance Corp., A .............................................    United States     1,198,600          179,790
                                                                                                              -------------
                                                                                                                 1,525,496
                                                                                                              -------------

   DIVERSIFIED FINANCIAL SERVICES 6.8%
   Euronext ..............................................................     Netherlands        487,100       17,332,615
   Fortis Group NV .......................................................       Belgium          480,922       13,721,392
   Irish Life & Permanent PLC ............................................       Ireland          438,900        7,777,456
   London Stock Exchange PLC .............................................   United Kingdom       620,200        5,318,461
                                                                                                              -------------
                                                                                                                44,149,924
                                                                                                              -------------

   INSURANCE 22.8%
   Axis Capital Holdings Ltd. ............................................       Bermuda          241,400        6,527,456
 a Berkshire Hathaway Inc., A ............................................    United States           113        9,831,000
 a Berkshire Hathaway Inc., B ............................................    United States           234          668,304
   Catlin Group ..........................................................   United Kingdom     1,568,000       10,734,753


48 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
   MUTUAL FINANCIAL SERVICES FUND                                                COUNTRY     SHARES/WARRANTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS  (CONT.)
   INSURANCE (CONT.)
 a Conseco Inc. ..........................................................    United States       567,475     $ 11,587,840
   Hartford Financial Services Group Inc. ................................    United States       171,400       11,751,184
a,bImagine Group Holdings Ltd. ...........................................       Bermuda          551,589        5,649,116
   IPC Holdings Ltd. .....................................................       Bermuda          162,800        6,394,784
   Montpelier Re Holdings Ltd. ...........................................       Bermuda          180,275        6,336,666
   Nationwide Financial Services Inc., A .................................    United States       171,400        6,153,260
a,bOccum Acquisition Corp. ...............................................    United States       117,300       13,489,500
   Old Republic International Corp. ......................................    United States       586,300       13,654,927
a,bOlympus Re Holdings Ltd. ..............................................       Bermuda            7,480        1,314,386
   Prudential Financial Inc. .............................................    United States       130,200        7,473,480
   Safety Insurance Group Inc. ...........................................    United States       367,200       11,368,512
   St. Paul Travelers Cos. Inc. ..........................................    United States        43,036        1,580,712
 a United America Indemnity Ltd. .........................................    United States        14,730          277,513
   White Mountains Insurance Group Inc. ..................................    United States        38,548       23,456,458
                                                                                                              -------------
                                                                                                               148,249,851
                                                                                                              -------------

   REAL ESTATE 12.6%
   Bimini Mortgage Management Inc., A ....................................    United States       842,067       11,662,628
   Capital Lease Funding Inc. ............................................    United States        74,800          826,540
   Fieldstone Investment Corp. ...........................................    United States       509,700        7,400,844
   Homebanc Corp. ........................................................    United States       956,293        8,453,631
   iStar Financial Inc. ..................................................    United States       278,100       11,452,154
 a JER Investors Trust, 144A .............................................    United States       298,400        4,476,000
   Medical Properties Trust ..............................................    United States       676,500        6,934,125
   Mortgageit Holdings Inc. ..............................................    United States       531,200        8,472,640
   New York Mortgage Trust Inc. ..........................................    United States       744,440        7,608,177
   Saxon Capital Inc. ....................................................    United States       844,100       14,518,526
                                                                                                              -------------
                                                                                                                81,805,265
                                                                                                              -------------

   THRIFTS & MORTGAGE FINANCE 8.0%
   Astoria Financial Corp. ...............................................    United States        75,600        1,912,680
   Bank Mutual Corp. .....................................................    United States       677,000        8,002,140
   Brookline Bancorp Inc. ................................................    United States        13,900          207,110
   First Niagara Financial Group Inc. ....................................    United States       148,653        1,963,705
 a Franklin Bank Corp. ...................................................    United States       310,100        5,349,225
   Golden West Financial Corp. ...........................................    United States        66,800        4,041,400
   Hudson City Bancorp Inc. ..............................................    United States       251,098        9,177,631
   Peoples Bank ..........................................................    United States        16,380          670,761
   Sovereign Bancorp Inc. ................................................    United States       898,800       19,917,403
 a Sterling Financial Corp. ..............................................    United States        11,049          394,449
                                                                                                              -------------
                                                                                                                51,636,504
                                                                                                              -------------
   TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $382,985,662) ....                                     510,469,311
                                                                                                              -------------




                                        Quarterly Statements of Investments | 49

Franklin Mutual Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
   MUTUAL FINANCIAL SERVICES FUND                                                COUNTRY     SHARES/WARRANTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS (COST $7,448,950) 1.2%
   REAL ESTATE 1.2%
   istar Financial Inc., 7.80%, pfd. .....................................    United States       297,958     $  7,574,092
                                                                                                              -------------


                                                                                          --------------------
                                                                                           PRINCIPAL AMOUNT E
                                                                                          --------------------
   GOVERNMENT AGENCIES 13.1%
   Federal Home Loan Bank, 4/08/05 - 2/02/06 .............................    United States    83,027,000       82,135,497
 f U.S. Treasury Bill, 6/30/05............................................    United States     3,000,000        2,979,915
                                                                                                              -------------

   TOTAL GOVERNMENT AGENCIES (COST $85,237,175) ..........................                                      85,115,412
                                                                                                              -------------

   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $475,671,787) .....                                     602,230,428
                                                                                                              -------------

   REPURCHASE AGREEMENTS (COST $47,900,000) 7.4%
 g  Merrill Lynch GSI, 2.82%, 04/01/05, (Maturity Value $47,903,752),
    Collateralized by U.S. Government Agency Securities,
    1.80 - 6.88%, 8/04/05 - 8/20/19.......................................    United States    47,900,000       47,900,000
                                                                                                              -------------

   TOTAL INVESTMENTS (COST $523,571,787) 100.3%                                                                651,058,815
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% ..............                                        (429,234)
   OTHER ASSETS, LESS LIABILITIES (0.2)% .................................                                      (1,384,010)
                                                                                                              -------------
   NET ASSETS 100.0%......................................................                                    $649,245,571
                                                                                                              -------------



See Selected Portfolio Abbreviations on page 51.
a  Non-income producing.
b  See Note 2 regarding restricted securities.
c  See Note 3 regarding Holdings of 5% Voting Securities.
d Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e The principal amount is stated in U.S. dollars unless otherwise indicated.
f A portion or all of the security is traded on a discount basis with no stated
  coupon rate.
g At March 31, 2005, all repurchase agreements had been entered into on that date.




50 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

   SELECTED PORTFOLIO ABBREVIATIONS:

   ADR   -  American Depositary Receipt
   FRN   -  Floating Rate Notes
   GDR   -  Global Depositary Receipt
   L/C   -  Line of Credit
   LLC   -  Limited Liability Corp.
   LIBOR -  London Interbank Offered Rate
   PIBOR -  Paris Interbank Offered Rate
   PIK   -  Payment in Kind
   PLC   -  Public Limited Co.
   REIT  -  Real Estate Investment Trust




                                             Quarterly Statements of Investments
                                  | See Notes to Statements of Investments. | 51

Franklin Mutual Series Fund, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)


Franklin Mutual Series Fund, Inc. (the Series Funds) are registered under the Investment Company Act of 1940 as an open-end investment company, consisting of 6 series (the Funds).


1. INCOME TAXES

At March 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                               ------------------------------------------------------
                                                MUTUAL SHARES      MUTUAL QUALIFIED    MUTUAL BEACON
                                                     FUND                FUND              FUND
                                               ------------------------------------------------------
Cost of investments .........................   $9,794,496,808    $3,182,506,835     $3,981,501,170
                                               ------------------------------------------------------

Unrealized appreciation .....................   $3,310,930,020    $1,368,964,300     $1,699,290,818
Unrealized depreciation .....................     (186,046,271)      (96,086,508)       (71,722,534)
                                               ------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $3,124,883,749    $1,272,877,792     $1,627,568,284
                                               ------------------------------------------------------

                                               ------------------------------------------------------
                                                 MUTUAL DISCOVERY   MUTUAL EUROPEAN  MUTUAL FINANCIAL
                                                     FUND                FUND          SERVICES FUND
                                               ------------------------------------------------------
Cost of investments .........................   $4,531,285,291     $1,109,110,921     $  523,902,123
                                               ------------------------------------------------------

Unrealized appreciation .....................   $1,759,559,895     $  384,776,253     $  139,470,802
Unrealized depreciation .....................      (90,400,457)       (23,260,439)       (12,314,110)
                                               ------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $1,669,159,438     $  361,515,814     $  127,156,692
                                               ------------------------------------------------------




52 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

2. RESTRICTED SECURITIES

At March 31, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At March 31, 2005, the Funds held investments in restricted and illiquid securities that were valued under approved methods by the Directors, as follows:

------------------------------------------------------------------------------------------------------
  SHARES/
  WARRANTS OR
  PRINCIPAL                                                ACQUISITION
  AMOUNT       ISSUER                                          DATE          COST             VALUE
------------------------------------------------------------------------------------------------------
               MUTUAL SHARES FUND
     763,805   AboveNet Inc. .............................   10/02/01   $ 38,348,164      $ 18,303,365
      25,659   AboveNet Inc., wts., 9/08/08 ..............   10/02/01      3,196,155           205,272
      30,186   AboveNet Inc., wts., 9/08/10 ..............   10/02/01      3,430,956           144,893
   3,845,467   Centennial Bank Holdings Inc. .............   12/29/04     40,377,404        41,338,770
      25,721   Elephant Capital Holdings Ltd. ............    8/29/03     25,728,875        34,208,563
      40,396   Esmark Inc., Series A, 10.00%, cvt., pfd. .    11/8/04     40,396,100        40,396,100
   4,423,071   Florida East Coast Industries Inc. ........   10/03/75    108,943,491       178,497,453
   6,143,191   International Steel Group .................    4/10/02     29,676,250       230,523,242
           3   Lancer Industries Inc., B .................    8/11/89             --         2,440,923
     202,380   Olympus Re Holdings Ltd. ..................   12/19/01     20,238,000        35,562,214
      28,412   Security Capital European Realty ..........    4/08/98      1,556,398           177,575
  90,451,691   Seton House Finance Limited ...............    12/1/03     24,639,800        29,899,254
                                                                                          -------------
               TOTAL RESTRICTED SECURITIES (4.74% OF NET ASSETS) ...................      $611,697,624
                                                                                          -------------

               MUTUAL QUALIFIED FUND
     365,293   AboveNet Inc. .............................   10/02/01     16,953,496      $  8,753,662
      11,991   AboveNet Inc., wts., 9/08/08 ..............   10/02/01      1,490,986            95,928
      14,107   AboveNet Inc., wts., 9/08/10 ..............   10/02/01      1,600,719            67,714
   1,735,639   Centennial Bank Holdings Inc. .............    7/14/04     17,356,390        18,658,119
      11,087   Elephant Capital Holdings Ltd. ............    8/29/03     11,090,126        14,745,195
      14,950   Esmark Inc., Series A, 10.00%, cvt., pfd. .   11/08/04     14,950,000        14,950,000
   1,497,000   Florida East Coast Industries Inc. ........   11/16/87     31,051,609        60,412,932
   2,814,856   Imagine Group Holdings Ltd. ...............    8/31/04     28,828,348        28,828,432
   2,855,428   International Steel Group .................    4/10/02     13,796,250       107,149,936
           4   Lancer Industries Inc., B .................    8/11/89             --         2,871,815
     394,800   Occum Acquisition Corp. ...................    7/27/04     39,480,000        45,402,000
      97,300   Olympus Re Holdings Ltd. ..................   12/19/01      9,730,000        17,097,556
      17,603   Security Capital European Realty ..........    4/08/98        964,314           110,019
  37,921,000   Seton House Finance Ltd., zero cpn., 2/07/12  12/01/03     13,172,443        12,534,974
   1,375,000   State National Bancshares, Inc. ...........    8/09/00     22,000,000        38,500,000
                                                                                          -------------
               TOTAL RESTRICTED SECURITIES (8.31% OF NET ASSETS) ...................      $370,178,282
                                                                                          -------------





                                        Quarterly Statements of Investments | 53

Franklin Mutual Series Fund, Inc.

2. RESTRICTED SECURITIES (CONTINUED)

--------------------------------------------------------------------------------------------------------
  SHARES/
  WARRANTS OR
  PRINCIPAL                                                  ACQUISITION
  AMOUNT        ISSUER                                          DATE          COST             VALUE
--------------------------------------------------------------------------------------------------------
                MUTUAL BEACON FUND
     439,477    AboveNet Inc. .............................   10/02/01   $ 20,497,153      $ 10,531,363
      14,770    AboveNet Inc., wts., 9/08/08 ..............   10/02/01      3,420,472           118,160
      17,376    AboveNet Inc., wts., 9/08/10 ..............   10/02/01      1,972,095            83,405
      19,151    Esmark Inc., Series A, 10.00% cvt., pfd. ..   11/08/04     19,151,400        19,151,400
      13,981    Fe Capital Holdings Limited ...............    8/29/03     13,985,422        18,594,719
   1,967,636    Florida East Coast Industries Inc. ........    1/17/86     46,735,956        79,405,918
   3,546,660    International Steel Group .................    4/10/02     17,173,750       133,088,416
           1    Lancer Industries Inc., B .................    8/11/89              --          287,261
     511,600    Occum Acquisition Corp. ...................    7/27/04     51,160,000        58,834,000
     106,700    Olympus Re Holdings Ltd. ..................   12/19/01     10,670,000        18,749,324
      20,244    Security Capital European Realty ..........    4/08/98      1,108,993           126,525
                                                                                           -------------
                TOTAL RESTRICTED SECURITIES (6.01% OF NET ASSETS) ...................      $338,970,491
                                                                                           -------------

                MUTUAL DISCOVERY FUND
     332,512    AboveNet Inc. .............................   10/02/01     14,529,931      $  7,968,118
      11,105    Abovenet Inc., wts. 9/08/08 ...............   10/02/01      1,437,838            88,840
      13,066    Abovenet Inc., wts. 9/08/10 ...............   10/02/01      1,768,651            62,717
      18,647    Esmark Inc., Series A, 10.00%, cvt., pfd. .   11/08/04         58,841        18,646,800
      11,589    FE Capital Holdings Ltd. ..................   08/29/03     11,592,327        15,412,910
   2,247,600    Florida East Coast Industries Inc. ........   12/29/95     67,070,841        90,704,146
   8,758,216    Hancock Discovery LLC .....................   03/06/97     13,458,320           500,007
   4,551,501    Imagine Group Holdings Ltd. ...............   08/31/04     46,614,197        46,614,334
   2,689,230    International Steel Group .................   04/10/02     12,990,000       100,913,356
      47,160    Olympus Re Holdings Ltd. ..................   12/19/01      4,716,000         8,286,955
      14,787    Security Capital European Realty ..........   04/08/98        810,051            92,419
  41,212,000    Seton House Finance Ltd., zero cpn., 2/07/12  12/01/03     14,315,623        13,622,830
         170    Torre Mayor Investments, LP ...............   10/28/02     17,000,000        11,050,000
                                                                                           -------------
                TOTAL RESTRICTED SECURITIES (5.05% OF NET ASSETS) ...................      $313,963,432
                                                                                           -------------

                MUTUAL EUROPEAN FUND
      83,713    AboveNet Inc. .............................   10/02/01      3,899,186      $  2,006,048
       2,816    AboveNet Inc., wts., 9/08/08 ..............   10/02/01        348,479            22,528
       3,313    AboveNet Inc., wts., 9/08/10 ..............   10/02/01        373,672            15,903
      16,080    Olympus Re Holdings Ltd. ..................   12/19/01      1,608,000         2,825,577
       5,281    Security Capital European Realty ..........    4/08/98        289,278            33,006
  76,357,000    Seton House Finance Limited ...............   12/01/03     26,523,783        25,240,184
                                                                                           -------------
                TOTAL RESTRICTED SECURITIES (2.00% OF NET ASSETS) ...................      $  30,143,246
                                                                                           -------------

                MUTUAL FINANCIAL SERVICES FUND
     946,861    Centennial Bank Holdings Inc. .............    7/14/04      9,468,610      $ 10,178,756
       2,090    Elephant Capital Holdings Ltd. ............    8/29/03      2,090,642         2,779,673
     551,589    Imagine Group Holdings Ltd. ...............    8/31/04      5,649,099         5,649,116
     117,300    Occum Acquisition Corp. ...................    7/27/04     11,730,000        13,489,500
       7,480    Olympus Re Holdings Ltd. ..................   12/19/01        748,000         1,314,386
     507,936    State National Bancshares Inc. ............    6/08/98      7,333,326        14,222,208
                                                                                           -------------
  TOTAL RESTRICTED SECURITIES (7.34% OF NET ASSETS) .................................      $ 47,633,639
                                                                                           -------------





54 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds at March 31, 2005 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES/                      NUMBER OF SHARES/
                            CONTRACTS/WARRANTS                     CONTRACTS/WARRANTS
                            OR PRINCIPAL AMOUNT                    OR PRINCIPAL AMOUNT  VALUE AT                       REALIZED
                             HELD AT BEGINNING    GROSS     GROSS       HELD AT END      END OF     INVESTMENT         CAPITAL
  NAME OF ISSUER                 OF PERIOD      ADDITIONS REDUCTIONS     OF PERIOD       PERIOD       INCOME         GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
   MUTUAL SHARES FUND
   CONTROLLED AFFILIATESA
   Nippon Investment LLC ......   18,938,000          --  18,938,000           --     $         a    $      --      $(5,601,018)
   NON-CONTROLLED AFFILIATES
   AboveNet Inc. ..............      763,805          --          --      763,805      18,303,365           --               --
   AboveNet Inc., Contingent
   Distribution ...............  106,869,000          --          --  106,869,000              --           --               --
   AboveNet Inc., wts., 9/08/08       25,659          --          --       25,659         205,272           --               --
   AboveNet Inc., wts., 9/08/10       30,186          --          --       30,186         144,893           --               --
   Alexander's Inc. ...........      326,675          --          --      326,675      78,892,013           --               --
   Anchor Resources LLC .......      123,013          --          --      123,013              --           --               --
   Anchor Resources LLC, 12.00%,
   12/17/06 ...................       57,552          --           1       57,551          57,551           --               --
   Centennial Bank Holdings Inc.   3,845,467          --          --    3,845,467      41,338,770           --               --
   City Investing Co. Liquidating
   Trust ......................    4,373,476          --          --    4,373,476       8,309,604           --               --
   DecisionOne Corp. ..........      457,492          --          --      457,492              --           --               --
   DecisionOne Corp., Term Loan   13,775,874          --          --   13,775,874       3,443,969           --               --
   Elephant Capital Holdings Ltd.     25,721          --          --       25,721      34,208,563           --               --
   Esmark Inc., Series A, 10.00%
   cvt., pfd. .................       40,396          --          --       40,396      40,396,100           --               --
   Federal Signal Corp. .......    2,899,000     158,600          --    3,057,600      46,383,792      183,456               --
   FHC Delaware Inc. ..........      784,457          --          --      784,457       2,726,694           --               --
   Florida East Coast
   Industries Inc. ............    4,423,071          --          --    4,423,071     178,497,453      221,154               --
   International Steel Group ..    6,143,191          --          --    6,143,191     230,523,242           --               --
   Kindred Healthcare Inc. ....    2,380,966          --          --    2,380,966      79,393,311           --               --
   Kindred Healthcare Inc., Jan.
   9.07 Calls, 1/01/13 ........          578         568          --        1,146          29,825           --               --
   Kindred Healthcare Inc., Jan.
   26.00 Calls, 1/01/12 .......        1,156         568          --        1,724          15,688           --               --
   Kindred Healthcare Inc., Jul.
   23.75 Calls, 7/17/11 .......        5,748          --          --        5,748          65,240           --               --
   Kindred Healthcare Inc., Jul.
   25.99 Calls, 1/01/14 .......           --         568          --          568           5,175           --               --
   Kindred Healthcare Inc., wts
   Series A, 4/20/06 ..........      211,977          --          --      211,977       8,105,471           --               --
   Kindred Healthcare Inc., wts
   Series B, 4/20/06 ..........      529,943          --          --      529,943      18,320,394           --               --
   Lancer Industries Inc., B ..            3          --          --            3       2,440,923           --               --
   MBOP Liquidating Trust .....      574,712          --          --      574,712              75           --               --
   Opti Canada ................    9,695,676          --     214,400    9,481,276     205,390,410           --        1,545,626
   TVMAX Holdings Inc. ........      257,217          --          --      257,217         257,217           --               --
   TVMAX Holdings Inc., PIK,
   11.50%, 6/30/05 ............      264,487      94,360          --      358,847         358,847        8,459               --
   TVMAX Holdings Inc., PIK,
   14.00%, 6/30/05 ............    1,045,014      37,001          --    1,082,015       1,082,015       37,018               --
   White Mountains Insurance
   Group Inc. .................      740,448         --           --      740,448     450,562,608    1,480,896               --
                                                                                   ----------------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES                                                  $1,449,458,480   $1,930,983       $1,545,626
                                                                                   ----------------------------------------------
  TOTAL AFFILIATED SECURITIES (11.24% NET ASSETS)                                  $1,449,458,480   $1,930,983      $(4,055,393)
                                                                                   ----------------------------------------------

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.
b As of March 31, 2005, no longer an affiliate.




                                        Quarterly Statements of Investments | 55

Franklin Mutual Series Fund, Inc.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------
                                NUMBER OF                               NUMBER OF
                            SHARES/PRINCIPAL                         SHARES/PRINCIPAL                              REALIZED
                             AMOUNT HELD AT        GROSS     GROSS      AMOUNT HELD       VALUE AT    INVESTMENT   CAPITAL
  NAME OF ISSUER           BEGINNING OF PERIOD  ADDITIONS REDUCTIONS AT END OF PERIOD  END OF PERIOD    INCOME   GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------
  MUTUAL QUALIFIED FUND
  NON-CONTROLLED AFFILIATES
  Elephant Capital Holdings Ltd.   11,087            --         --          11,087    $ 14,745,195      $  --  $        --
  Esmark Inc., Series A, 10.00%,
  cvt., pfd. ..................    14,950            --         --          14,950      14,950,000         --           --
  FHC Delaware Inc. ...........   452,571            --         --         452,571       1,573,091         --           --
  Generale De Sante ........... 1,984,113        26,337         --       2,010,450      39,873,851         --           --
  Imagine Group Holdings Ltd. . 2,814,856            --         --       2,814,856      28,828,432         --           --
  ITLA Capital Corp. ..........   445,796            --         --         445,796      22,271,968         --           --
  KKR Financial Corp., 144A ... 5,163,200            --         --       5,163,200      54,213,600         --           --
  Lancer Industries Inc., B ...         4            --         --               4       2,871,815         --           --
  MBOP Liquidating Trust ......   412,418            --         --         412,418              54         --           --
  Nippon Investment, LLC ...... 9,112,000                9,112,000              --              --a        --   (1,681,347)
  Saxon Capital Inc. .......... 2,663,585            --         --       2,663,585      45,813,662         --           --
  State National Bancshares
  Inc. ........................ 1,375,000            --         --       1,375,000      38,500,000         --           --
  Union Acceptance Corp., A ... 3,595,994            --         --       3,595,994         539,399         --           --
                                                                                      ---------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES (5.93% OF NET ASSETS) ............................  $264,181,067       $ --  $(1,681,347)
                                                                                      ---------------------------------------

a.As of March 31,2005, no longer an affiliate.

  MUTUAL BEACON FUND
  CONTROLLED AFFILIATES A
  PMG, LLC ....................    48,890            --         --          48,890    $  2,933,410      $  --  $       --
                                                                                      ---------------------------------------
  NON-CONTROLLED AFFILIATES
  Anchor Resources LLC ........    69,184            --         --          69,184              --         --           --
  Anchor Resources LLC, 12.00%,
  12/17/2006 ..................    32,368            --         --          32,368          32,368         --           --
  Esmark Inc., Series A, 10.00%,
  cvt., pfd. ..................    19,151            --         --          19,151      19,151,400         --           --
  Farmer Brothers. Co. ........ 1,033,896            --         --       1,033,896      24,761,809    103,390           --
  FE Capital Holdings Ltd. ....    13,981            --         --          13,981      18,594,719         --           --
  FHC Delaware Inc ............   507,977            --         --         507,977       1,765,677         --           --
  Florida East Coast Industries,
  Inc. ........................ 1,967,636            --         --       1,967,636      79,405,918     98,382           --
  Nippon Investment, LLC ......10,862,000            -- 10,862,000              --              --b        --   (2,003,873)
                                                                                      ---------------------------------------
  TOTAL NON CONTROLLED AFFILIATES ..................................................  $143,711,892   $ 201,771 $(2,003,873)
                                                                                      ---------------------------------------
  TOTAL AFFILIATED SECURITIES (2.60% OF NET ASSETS) ................................  $146,645,302   $ 201,771 $(2,003,873)
                                                                                      ---------------------------------------

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.
b As of March 31, 2005, no longer an affiliate.




56 |  Quarterly Statements of Investments

Franklin Mutual Series Fund, Inc.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES                       NUMBER OF SHARES VALUE AT              REALIZED
                             HELD AT BEGINNING    GROSS     GROSS      HELD AT END    END OF  INVESTMENT   CAPITAL
  NAME OF ISSUER                 OF PERIOD      ADDITIONS REDUCTIONS    OF PERIOD     PERIOD    INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
  MUTUAL DISCOVERY FUND
  CONTROLLED AFFILIATESA
  Hancock Discovery LLC ....... 8,758,216              --          --   8,758,216 $    500,007  $     -- $        --
  NON-CONTROLLED AFFILIATES
  Esmark Inc., Series A, 10%,
  cvt.. pfd. ..................    18,647              --          --      18,647   18,646,800        --          --
  Farmer Brothers Co. .........   904,637              --          --     904,637   21,666,056    90,463          --
  FE Capital Holdings Ltd. ....    11,589              --          --      11,589   15,412,910        --          --
  Florida East Coast
  Industries Inc. ............. 2,247,600              --          --   2,247,600   90,704,146   112,380          --
  Gammon Lake Resources Inc. .. 2,136,800       2,265,300          --   4,402,100   25,551,070        --          --
  Gammon Lake Resources
  Inc., wts., 4/30/05 ......... 2,265,300              --   2,265,300          --           --        --          --
  Imagine Group Holdings Ltd. . 4,551,501              --          --   4,551,501   46,614,334        --          --
  Nippon Investment LLC ....... 8,656,000              --   8,656,000          --           --b       --  (1,597,970)
  Potlatch Corp. .............. 2,190,150         606,500          --   2,796,650  131,638,315   328,523          --
  Torre Mayor Investments, LP .       170              --          --         170   11,050,000        --          --
                                                                                  ------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES ............................................... $361,283,631  $531,366 $(1,597,970)
                                                                                  ------------------------------------
  TOTAL AFFILIATED SECURITIES (5.82% OF NET ASSETS) ............................. $361,783,638  $531,366 $(1,597,970)
                                                                                  ------------------------------------

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.
b As of March 31, 2005, no longer an affiliate.

  MUTUAL FINANCIAL SERVICES FUND
  NON-CONTROLLED AFFILIATES
  Falcon Financial Investment
  Trust ....................... 1,086,100              --   1,086,100          -- $         --a $119,471 $(1,397,158)
  Integrated Alarm Services ... 1,277,700              --          --   1,277,700    6,388,500        --          --
  State National Bancshares
  Inc. ........................   507,936              --          --     507,936   14,222,208        --          --
                                                                                  ------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES (3.17% OF NET ASSETS) ......................... $ 20,610,708  $119,471 $(1,397,158)
                                                                                  ------------------------------------

a As of March 31, 2005, no longer an affiliate.

4. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual Advisers, LLC, as the Funds' Manager, may serve as a member on the board of directors of certain companies in which the Funds invests and/or may represent the Funds in certain corporate negotiations. At March 31, 2005, such individuals serve in one or more of these capacities for Kindred Healthcare, AboveNet Inc, and Esmark Inc. As a result of this involvement, the Manager may be in possession of certain material non-public information which, pursuant to the Funds' policies and the requirements of the federal securities laws, could prevent the Funds from trading in the securities of such companies for limited or extended periods of time.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.



                                        Quarterly Statements of Investments | 57

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30A-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUND INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 29, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 29, 2005